BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.8%
ACE Securities Corp. Home Equity Loan
Trust
(a)
:
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 0.81%, 12/25/33 .... USD 122 $ 115,971
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.35%, 05/25/37 .... 91 22,417
Adams Mill CLO Ltd., Series 2014-1A, Class
A2R, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/15/26
(a)(b)(c)
............... 20 20,036
Ajax Mortgage Loan Trust
(b)
:
Series 2018-A, Class B, 0.00%, 04/25/58 .. 4 3,387
Series 2018-B, Class B, 0.00%, 02/26/57 .. 15 6,725
Series 2018-D, Class A, 3.75%, 08/25/58
(a)
291 295,571
Series 2018-D, Class B, 0.00%, 08/25/58
(a)(d)
109 76,773
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
4 3,969
Series 2018-F, Class C, 0.00%, 11/25/58
(d)
. 18 11,716
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
377 376,819
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(d)
103 77,765
Series 2018-G, Class C, 5.25%, 06/25/57 . 226 222,641
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
343 346,893
Series 2019-A, Class B, 5.25%, 08/25/57
(a)
100 99,103
Series 2019-A, Class C, 0.00%, 08/25/57
(d)
185 152,909
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
609 616,453
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(d)
117 88,335
Series 2019-B, Class C, 0.00%, 01/25/59 . 298 255,425
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)(c)
.................... 472 471,541
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 175 186,032
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.12%, 04/13/31
(a)(b)(c)
......... 310 309,918
Anchorage Capital CLO 4-R Ltd.
(a)(b)(c)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.18%, 01/28/31 .... 250 249,954
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 .... 250 249,402
Anchorage Capital CLO 5-R Ltd.
(a)(b)(c)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.58%, 01/15/30 .... 500 499,646
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/15/30 .... 250 249,809
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/13/30
(a)(b)(c)
............... 250 250,011
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/15/31
(a)(b)(c)
.................... 500 499,747
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.14%,
04/20/31
(a)(b)(c)
.................... 500 499,923
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.30%, 10/15/30
(a)(b)(c)
............... 250 250,003
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.57%, 05/25/35
(a)
................. 40 37,573
Babson CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.32%,
10/20/30
(a)(b)(c)
.................... 260 260,418
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.41%,
12/10/25
(a)
...................... 300 112,911
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.09%, 05/28/39
(d)
... USD 87 $ 75,349
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.09%, 02/28/40 .... 119 115,395
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.09%, 12/28/40 .... 41 38,236
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 8,984
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 8,623
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 6,606
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.25%, 05/25/35 .... 21 20,941
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 29 28,358
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.44%, 04/25/37 .... 195 198,088
BlueMountain CLO Ltd.
(a)(b)(c)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.36%, 01/20/29 .... 176 176,017
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.32%, 10/22/30 .... 490 490,820
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.25%, 10/25/36
(a)
........... 48 47,369
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.38%, 07/20/30
(a)(b)
(c)
............................ 250 250,153
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.25%,
10/25/36
(a)
...................... 46 38,293
CIFC Funding Ltd., Series 2014-4RA, Class
A1A, (LIBOR USD 3 Month + 1.13%),
1.26%, 10/17/30
(a)(b)(c)
............... 540 539,905
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.29%, 05/25/37 ... 190 159,242
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.36%, 05/25/37 ... 86 72,830
Conseco Finance Corp.
(a)
:
Series 1997-3, Class M1, 7.53%, 03/15/28 . 31 31,874
Series 1997-6, Class M1, 7.21%, 01/15/29 . 20 20,433
Series 1998-8, Class M1, 6.98%, 09/01/30 . 103 99,366
Series 1999-5, Class A5, 7.86%, 03/01/30 . 27 14,980
Series 1999-5, Class A6, 7.50%, 03/01/30 . 28 15,250
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.58%, 11/15/32 .... 38 34,497
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 16,852
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 44,102
Series 2000-5, Class A7, 8.20%, 05/01/31 . 138 56,615
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 0.31%, 12/25/25
(a)
.......... —
(e)
476
Credit-Based Asset Servicing & Securitization
LLC:
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(f)
.................... 12 12,304
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(f)
................... 100 102,416
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(f)
................... 78 6,366
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.43%, 07/25/37
(a)(b)
.. 43 35,502

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust
(a)
:
Series 2005-16, Class 1AF, 5.69%, 04/25/36 USD 99 $ 97,730
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.25%, 09/25/46 .... 3 3,244
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.35%, 03/15/34
(a)
..... 15 14,434
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 0.99%, 10/25/34
(a)
..... 85 83,804
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 3 4,022
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.38%, 12/15/33 ... 10 9,171
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.27%, 05/15/35 ... 4 4,085
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.26%, 05/15/35 .... 7 6,573
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.26%, 05/15/36 .... 54 53,087
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.23%, 11/15/36 .... 35 31,094
Dorchester Park CLO DAC, Series 2015-1A,
Class BR, (LIBOR USD 3 Month + 1.45%),
1.58%, 04/20/28
(a)(b)
................ 250 249,941
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.25%,
01/15/31
(a)(b)(c)
.................... 800 799,774
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.03%, 10/15/27
(a)(b)(c)
......... 179 178,956
First Franklin Mortgage Loan Trust
(a)
:
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.14%, 10/25/34 ... 33 32,286
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.28%), 0.37%, 12/25/36 ... 610 346,040
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.24%, 12/25/36 .... 415 404,196
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 0.69%, 01/25/36 ... 95 87,178
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
0.37%, 02/25/37
(a)
................. 86 70,700
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class A2C,
(LIBOR USD 1 Month + 0.50%), 0.59%,
12/25/35
(a)
...................... 3 2,604
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 26 7,454
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.29%, 01/25/47 .... 24 16,216
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 3.46%, 02/25/47 .... 40 43,335
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.21%, 07/25/27
(a)(b)(c)
......... 39 38,899
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.39%,
05/25/37
(a)
...................... 82 74,856
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
:
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.11%, 07/25/34 .... USD 19 $ 18,630
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.28%, 04/25/37 .... 59 46,731
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(f)
.......... 55 9,018
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.80%, 04/15/36
(a)
................. 17 16,035
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.12%, 02/05/31
(a)(b)(c)
............... 248 248,235
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.27%,
10/19/28
(a)(b)(c)
.................... 221 221,322
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.08%, 07/17/37
(a)(b)
................ 117 117,625
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(f)
........ 19 19,297
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 0.49%, 05/25/36
(a)
.......... 100 98,944
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.20%, 01/20/31
(a)(b)
(c)
............................ 280 280,000
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.17%, 10/20/27
(a)(b)
(c)
............................ 144 143,504
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 52 55,644
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
........... 13 12,633
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.34%,
03/25/32
(a)
...................... 19 18,746
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.08%, 04/19/30
(a)(b)(c)
......... 575 575,096
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.32%, 10/21/30
(a)(b)(c)
......... 510 510,702
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)(c)
......... 270 270,359
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.31%, 12/18/30
(a)(b)(c)
............... 250 249,933
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.35%, 06/25/46
(a)(b)
................ 12 12,138
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.35%, 08/25/37 ... 34 30,888
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 0.27%, 06/25/37 ... 26 7,241
Morgan Stanley ABS Capital I, Inc. Trust
(a)
:
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 0.69%, 12/25/34 ... 155 146,291
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 0.96%, 09/25/35 .... 131 133,549

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.38%,
10/20/30
(a)(b)(c)
.................... USD 250 $ 250,064
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.33%, 02/15/29
(a)(b)
......... 112 112,124
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/18/30
(a)(b)(c)
... 250 250,003
Oakwood Mortgage Investors, Inc.
(a)
:
Series 2001-D, Class A2, 5.26%, 01/15/19 . 17 11,138
Series 2001-D, Class A4, 6.93%, 09/15/31 . 10 7,387
Series 2002-B, Class M1, 7.62%, 06/15/32 80 70,273
OCP CLO Ltd.
(a)(b)(c)
:
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.25%, 10/18/28 .... 170 170,278
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.08%, 11/20/30 .... 250 249,344
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.15%, 07/17/30
(a)(b)(c)
........ 250 249,841
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.13%, 01/25/31
(a)(b)(c)
........ 250 249,930
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.17%,
05/23/31
(a)(b)(c)
.................... 225 224,864
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.30%, 03/25/37
(a)
... 90 75,888
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(f)
.................... 79 78,168
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(f)
.................... 198 197,929
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(f)
.................... 106 106,767
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.28%, 10/15/37
(a)(b)(d)
... 44 43,080
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(f)
......... 70 69,385
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.39%, 10/22/30
(a)(b)(c)
............... 383 382,656
Palmer Square CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.26%, 01/17/31 .... 250 250,060
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.16%, 04/18/31 .... 250 250,045
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/16/31 .... 420 420,095
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/25/31
(a)(b)(c)
............... 246 246,490
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.32%, 10/20/30
(a)(b)(c)
............... 250 250,000
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31
(a)(b)(c)
.................... 247 247,506
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.22%,
01/15/30
(a)(b)(c)
.................... 1,250 1,252,348
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.30%, 10/25/36
(a)
........... 100 84,477
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.34%,
10/26/29
(a)(b)(c)
.................... USD 250 $ 250,112
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.24%,
04/25/31
(a)(b)(c)
.................... 250 249,927
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.37%,
07/20/30
(a)(b)(c)
.................... 250 250,128
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.45%, 03/15/24
(a)
........... 82 81,888
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 102,988
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 0.88%, 01/25/35
(a)
........... 1 1,322
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 340 341,482
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 104,350
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.35%,
10/15/29
(a)(b)(c)
.................... 315 315,080
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.26%,
10/15/30
(a)(b)(c)
.................... 250 249,937
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.22%, 07/25/37
(a)(b)
52 49,548
Washington Mutual Asset-Backed
CertificatesTrust
(a)
:
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.45%, 09/25/36 .... 137 55,897
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.24%, 10/25/36 .... 128 110,648
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.49%,
06/25/37
(a)(b)
..................... 84 36,545
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.29%,
01/22/31
(a)(b)(c)
.................... 250 249,999
Total Asset-Backed Securities — 2.8%
(Cost: $23,915,788) ............................... 23,838,269
Corporate Bonds — 31.1%
Aerospace & Defense — 1.5%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
(c)
.......................... 165 179,991
BAE Systems plc, 3.40%, 04/15/30
(b)(c)
..... 737 795,522
Boeing Co. (The):
5.81%, 05/01/50 .................. 189 251,932
5.93%, 05/01/60 .................. 242 330,590
Embraer Netherlands Finance BV
(c)
:
5.05%, 06/15/25 .................. 68 71,562
5.40%, 02/01/27 .................. 36 38,362
Embraer Overseas Ltd., 5.70%, 09/16/23
(c)(g)
. 49 51,995
General Dynamics Corp., 3.63%, 04/01/30 .. 584 654,164
Huntington Ingalls Industries, Inc.:
3.84%, 05/01/25 .................. 79 85,562
2.04%, 08/16/28
(b)
................. 140 138,108
4.20%, 05/01/30 .................. 339 382,635
L3Harris Technologies, Inc.:
4.40%, 06/15/28 .................. 680 775,952
2.90%, 12/15/29 .................. 300 313,695

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
1.80%, 01/15/31 .................. USD 458 $ 441,965
Leidos , Inc.:
4.38%, 05/15/30 .................. 607 685,673
2.30%, 02/15/31 .................. 466 455,306
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 451 510,155
4.07%, 12/15/42 .................. 34 40,730
3.80%, 03/01/45 .................. 112 129,914
2.80%, 06/15/50 .................. 132 130,504
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 836 904,466
4.03%, 10/15/47 .................. 330 386,338
5.25%, 05/01/50 .................. 137 192,119
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 155 164,554
7.20%, 08/15/27 .................. 45 58,613
7.00%, 11/01/28 .................. 360 469,424
4.13%, 11/16/28 .................. 1,381 1,571,835
2.15%, 05/18/30 .................. EUR 155 200,134
3.75%, 11/01/46 .................. USD 130 144,333
4.63%, 11/16/48 .................. 53 67,240
2.82%, 09/01/51 .................. 335 317,515
Textron, Inc.:
3.90%, 09/17/29 .................. 336 372,365
2.45%, 03/15/31 .................. 110 110,221
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 246 262,298
6.25%, 03/15/26 .................. 594 619,245
12,305,017
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.25%, 05/15/30 .................. 779 894,142
2.40%, 05/15/31 .................. 606 611,242
United Parcel Service, Inc., 3.40%, 03/15/29 . 168 186,735
1,692,119
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)(c)
:
Series 2017-1, Class B, 3.70%, 01/15/26 . 1 689
Series 2017-1, Class AA, 3.30%, 01/15/30 81 82,896
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 01/15/23 . 30 30,938
Series 2015-2, Class B, 4.40%, 09/22/23 . 213 209,304
Series 2016-1, Class B, 5.25%, 01/15/24 . 151 148,937
Series 2017-1, Class B, 4.95%, 02/15/25 . 44 44,364
Series 2015-2, Class AA, 3.60%, 09/22/27 38 39,053
Series 2016-1, Class AA, 3.58%, 01/15/28 99 101,023
Series 2019-1, Class B, 3.85%, 02/15/28 . 202 192,203
Series 2016-2, Class AA, 3.20%, 06/15/28 69 69,703
Series 2016-3, Class AA, 3.00%, 10/15/28 335 334,431
Series 2017-1, Class AA, 3.65%, 02/15/29 54 55,643
Series 2019-1, Class AA, 3.15%, 02/15/32 198 199,466
Avianca Holdings SA, 9.00%, 03/31/22
(c)
.... 113 112,529
Azul Investments LLP, 7.25%, 06/15/26
(b)(c)
.. 200 191,000
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 452 477,058
Gol Finance SA, 7.00%, 01/31/25
(b)(c)
...... 107 101,369
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)(c)
.... 26 24,513
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 10 9,989
Series 2014-2, Class B, 4.63%, 09/03/22 . 16 15,874
Series 2016-2, Class B, 3.65%, 10/07/25 . 10 9,803
Series 2020-1, Class B, 4.88%, 01/15/26 . 126 133,558
Series 2014-1, Class A, 4.00%, 04/11/26 . 129 135,630
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2020-1, Class A, 5.88%, 10/15/27 . USD 737 $ 825,118
Series 2015-1, Class AA, 3.45%, 12/01/27 35 36,759
Series 2019-2, Class B, 3.50%, 05/01/28 . 142 139,182
Series 2016-1, Class AA, 3.10%, 07/07/28 11 11,511
Series 2016-2, Class AA, 2.88%, 10/07/28 70 71,049
Series 2018-1, Class AA, 3.50%, 03/01/30 34 36,222
Series 2019-2, Class AA, 2.70%, 05/01/32 125 126,310
3,966,124
Auto Components — 0.0%
Magna International, Inc., 2.45%, 06/15/30
(c)
. 122 123,896
Automobiles — 0.3%
General Motors Co.:
4.88%, 10/02/23 .................. 77 83,226
6.13%, 10/01/25 .................. 222 260,115
Hyundai Capital America, 3.95%, 02/01/22
(b)
. 305 308,435
Nissan Motor Acceptance Co. LLC, 2.45%,
09/15/28
(b)
..................... 47 46,475
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)(c)
.. 1,359 1,528,469
2,226,720
Banks — 4.9%
Banco Santander SA
(c)
:
2.71%, 06/27/24 .................. 600 631,071
1.85%, 03/25/26 .................. 400 405,146
3.31%, 06/27/29 .................. 400 432,550
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)(g)
......... 200 203,345
Bank of America Corp.:
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23
(a)
.................... 127 128,739
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
.................... 83 84,578
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24
(a)
.................... 234 243,932
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
.................... 116 122,762
4.00%, 01/22/25 .................. 287 311,873
Series L, 3.95%, 04/21/25 ........... 327 356,352
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 2,025 2,115,173
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 236 252,149
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
.................... 512 525,298
4.45%, 03/03/26 .................. 272 304,567
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 851 844,605
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
.................... 1,751 1,761,051
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 1,540 1,546,337
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 875 961,598
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 760 861,811
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 758 848,599
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 422 449,028
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 981 966,994
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 464 534,184
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 465 448,919
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(c)(g)(h)
.......... 250 258,438

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc, (LIBOR USD 3 Month + 1.90%),
4.97%, 05/16/29
(a)(c)
............... USD 836 $ 971,948
Citigroup, Inc.
(a)
:
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 1,396 1,534,488
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 1,654 1,738,995
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 153,168
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22
(c)
................ 316 326,336
Danske Bank A/S
(c)
:
5.00%, 01/12/22
(b)
................. 400 404,809
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 263 264,251
5.38%, 01/12/24
(g)
................. 200 219,501
5.38%, 01/12/24
(b)
................. 602 660,696
1.55%, 09/10/27
(b)
................. 592 587,354
Grupo Aval Ltd., 4.38%, 02/04/30
(b)(c)
...... 200 196,725
HSBC Holdings plc
(a)(c)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 531 602,878
(SOFR + 1.29%), 2.21%, 08/17/29 ...... 208 206,307
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... 200 220,748
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(h)
...................... 510 517,012
ING Groep NV, 4.63%, 01/06/26
(b)(c)
....... 202 229,247
Itau Unibanco Holding SA, 2.90%, 01/24/23
(b)(c)
250 254,062
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 1,450 1,553,067
3.13%, 01/23/25 .................. 307 326,304
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 137 142,098
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 1,241 1,271,138
3.20%, 06/15/26 .................. 78 84,257
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 264 259,996
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 988 1,090,349
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 527 580,705
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 1,765 1,927,797
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 42 48,377
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 420 436,059
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 117 141,072
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 470 547,736
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 15 15,713
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)(c)(g)
......... 200 201,475
Lloyds Banking Group plc
(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 373 372,686
4.38%, 03/22/28 .................. 228 259,346
Mitsubishi UFJ Financial Group, Inc.
(c)
:
2.62%, 07/18/22 .................. 807 821,860
2.19%, 02/25/25 .................. 868 897,836
Mizuho Financial Group, Inc.
(a)(c)
:
(SOFR + 1.36%), 2.55%, 09/13/25 ...... 719 752,499
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 200 196,678
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 425 410,255
Security
Par (000)
Par (000) Value
Banks (continued)
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(c)(h)
.......... USD 200 $ 200,125
Santander UK Group Holdings plc
(c)
:
3.57%, 01/10/23 .................. 963 971,287
(SOFR + 0.79%), 1.09%, 03/15/25
(a)
.... 606 607,063
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26
(a)
............... 240 239,518
Sumitomo Mitsui Financial Group, Inc.
(c)
:
2.70%, 07/16/24 .................. 395 414,896
2.35%, 01/15/25 .................. 644 668,694
3.78%, 03/09/26 .................. 75 82,729
Washington Mutual Escrow Bonds
(d)( i )(j)
:
0.00%, 11/06/09 .................. 300 —
0.00%, 09/19/17
(k)
................. 250 —
0.00%, 09/29/17 .................. 500 —
Wells Fargo & Co.
(a)
:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 383 419,335
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 167 174,408
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 179 208,407
(SOFR + 2.53%), 3.07%, 04/30/41 ...... 646 663,825
41,675,214
Beverages — 0.6%
Anheuser-Busch Cos. LLC
(c)
:
4.70%, 02/01/36 .................. 1,243 1,502,092
4.90%, 02/01/46 .................. 195 239,697
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43
(c)
..................... 92 101,440
Anheuser-Busch InBev Worldwide, Inc.
(c)
:
4.00%, 04/13/28 .................. 1,667 1,881,323
4.60%, 04/15/48 .................. 507 605,269
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 200 194,386
1.00%, 03/09/41 .................. EUR 210 233,742
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 421 453,401
5,211,350
Biotechnology — 0.7%
AbbVie, Inc.:
2.30%, 11/21/22 .................. 197 201,061
2.60%, 11/21/24 .................. 1,571 1,651,482
4.55%, 03/15/35 .................. 129 154,595
4.50%, 05/14/35 .................. 603 720,802
4.85%, 06/15/44 .................. 3 3,774
4.70%, 05/14/45 .................. 342 421,932
4.88%, 11/14/48 .................. 50 64,140
4.25%, 11/21/49 .................. 226 267,687
Amgen, Inc.:
2.45%, 02/21/30 .................. 350 357,452
4.40%, 05/01/45 .................. 456 545,457
Biogen, Inc.:
2.25%, 05/01/30 .................. 393 390,890
3.15%, 05/01/50 .................. 176 167,752
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 549 690,357
4.15%, 03/01/47 .................. 69 80,734
5,718,115
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 981 1,016,312
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 5 6,552
Masonite International Corp., 5.38%, 02/01/28
(b)
36 37,908
Owens Corning, 3.95%, 08/15/29 ........ 41 45,745

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. USD 35 $ 36,094
4.75%, 01/15/28 .................. 15 15,562
1,158,173
Capital Markets — 2.8%
Credit Suisse AG
(c)
:
3.63%, 09/09/24 .................. 263 283,468
1.25%, 08/07/26 .................. 1,072 1,056,773
Credit Suisse Group AG
(a)(b)(c)
:
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24 ..................... 252 266,091
(SOFR + 1.73%), 3.09%, 05/14/32 ...... 250 255,631
Deutsche Bank AG
(c)
:
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 584 588,034
1.69%, 03/19/26 .................. 905 910,143
Goldman Sachs Group, Inc. (The):
4.00%, 03/03/24 .................. 1,226 1,320,690
3.50%, 01/23/25 .................. 180 192,804
3.50%, 04/01/25 .................. 3,281 3,527,414
3.75%, 05/22/25 .................. 647 701,134
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 163 174,057
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 933 924,014
3.75%, 02/25/26 .................. 199 218,370
(LIBOR USD 3 Month + 1.17%), 1.29%,
05/15/26
(a)
.................... 300 307,513
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 700 698,075
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 704 774,915
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 653 737,969
Huarong Finance Co. Ltd., 3.88%, 11/13/29
(c)(g)
200 175,500
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 121 134,996
2.10%, 06/15/30 .................. 150 148,337
1.85%, 09/15/32 .................. 172 161,863
Moody's Corp., 3.25%, 01/15/28 ......... 225 244,361
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 3 3,143
3.88%, 01/27/26 .................. 775 857,922
3.63%, 01/20/27 .................. 1,244 1,371,308
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 1,367 1,371,067
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 261 259,759
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 285 312,542
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 376 416,050
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 961 1,109,639
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,655 1,706,459
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 130 143,282
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
.... 138 135,625
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 299 312,790
Nomura Holdings, Inc., 2.61%, 07/14/31
(c)
... 543 541,028
Northern Trust Corp., 3.15%, 05/03/29 ..... 107 116,776
UBS Group AG
(a)(b)(c)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(h)
490 534,570
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27 ................ 740 731,432
XP, Inc., 3.25%, 07/01/26
(b)(c)
........... 200 194,500
23,920,044
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)(c)
......................... USD 262 $ 300,039
Cydsa SAB de CV, 6.25%, 10/04/27
(b)(c)
.... 200 207,600
Dow Chemical Co. (The), 1.13%, 03/15/32 .. EUR 115 135,707
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 515 579,074
Ecolab, Inc., 2.75%, 08/18/55
(b)
......... 400 384,337
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 255 290,434
MEGlobal Canada ULC
(c)
:
5.00%, 05/18/25
(b)
................. 200 220,287
5.00%, 05/18/25
(g)
................. 200 220,288
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)(c)
.................... 200 199,578
Sasol Financing USA LLC, 5.50%, 03/18/31
(c)
. 200 204,050
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 260 260,312
2.30%, 05/15/30 .................. 352 355,312
Westlake Chemical Corp., 3.38%, 08/15/61 .. 216 203,148
3,560,166
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 83 85,282
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 38 39,425
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
71 71,799
RELX Capital, Inc.
(c)
:
3.50%, 03/16/23 .................. 80 83,357
4.00%, 03/18/29 .................. 404 454,641
3.00%, 05/22/30 .................. 507 538,234
Republic Services, Inc.:
2.90%, 07/01/26 .................. 131 139,421
3.95%, 05/15/28 .................. 81 91,379
Waste Management, Inc.:
1.15%, 03/15/28 .................. 370 356,283
2.00%, 06/01/29 .................. 101 101,435
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 37 37,370
1,998,626
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 .... 156 149,423
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 623 723,506
2.75%, 05/24/31 .................. 663 676,603
5.50%, 09/01/44 .................. 207 269,711
1,819,243
Construction & Engineering — 0.0%
(c)
Mexico City Airport Trust, 5.50%, 07/31/47
(g)
. 200 203,250
Stoneway Capital Corp.
( i )(j)
:
10.00%, 03/01/27
(b)
................ 133 33,873
10.00%, 03/01/27
(g)
................ 133 33,874
270,997
Consumer Finance — 0.4%
AerCap Ireland Capital DAC
(c)
:
1.75%, 01/30/26 .................. 150 148,468
4.45%, 04/03/26 .................. 190 206,955
Capital One Financial Corp., 3.90%, 01/29/24 185 198,024
Discover Financial Services, 4.50%, 01/30/26 149 166,905
General Motors Financial Co., Inc.:
3.70%, 05/09/23 .................. 66 68,861
5.10%, 01/17/24 .................. 173 188,861
4.00%, 01/15/25 .................. 341 369,161
4.35%, 04/09/25 .................. 396 434,817
2.75%, 06/20/25 .................. 318 332,469
1.25%, 01/08/26 .................. 105 103,668
2.70%, 06/10/31 .................. 11 10,966

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)(c)
.................... USD 250 $ 254,734
Navient Corp.:
7.25%, 09/25/23 .................. 39 42,530
5.88%, 10/25/24 .................. 37 39,498
6.75%, 06/25/25 .................. 38 41,515
6.75%, 06/15/26 .................. 37 40,834
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(c)(g)
.................... 200 203,287
Synchrony Financial:
4.50%, 07/23/25 .................. 5 5,521
3.70%, 08/04/26 .................. 91 98,745
2,955,819
Containers & Packaging — 0.1%
Ball Corp., 4.88%, 03/15/26 ........... 11 12,128
International Paper Co., 6.00%, 11/15/41 ... 42 58,720
Klabin Austria GmbH, 3.20%, 01/12/31
(b)(c)
... 200 191,000
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 52 54,990
Packaging Corp. of America, 3.05%, 10/01/51 78 76,911
393,749
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............. 60 61,275
Diversified Financial Services — 0.3%
Banco Votorantim SA, 4.00%, 09/24/22
(b)(c)
.. 200 204,913
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(c)(g)(h)
.............. 200 201,375
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 745 894,039
MDGH - GMTN BV, 2.88%, 11/07/29
(b)(c)
.... 200 210,725
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)(c)
....... 200 201,100
ORIX Corp., 2.90%, 07/18/22
(c)
......... 155 158,159
Shell International Finance BV, 2.38%,
11/07/29
(c)
..................... 964 1,001,378
2,871,689
Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
0.00%, 11/27/22
(b)(k)
................ 1,000 993,053
1.65%, 02/01/28 .................. 277 274,782
4.35%, 03/01/29 .................. 505 579,043
2.75%, 06/01/31 .................. 669 686,929
2.55%, 12/01/33 .................. 203 199,715
4.50%, 05/15/35 .................. 568 664,926
2.60%, 05/19/38 .................. EUR 175 230,218
3.10%, 02/01/43 .................. USD 230 220,512
3.50%, 09/15/53 .................. 353 349,371
3.55%, 09/15/55 .................. 763 752,428
3.80%, 12/01/57 .................. 174 177,750
3.65%, 09/15/59 .................. 395 393,784
3.50%, 02/01/61 .................. 90 86,125
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 .................. 192 199,932
5.00%, 02/01/28 .................. 203 211,912
5.38%, 06/01/29 .................. 92 99,360
4.75%, 03/01/30 .................. 106 110,820
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)(c)
............... 150 164,830
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 15 15,432
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(g)(h)
................... 200 212,787
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(c)(l)
.................... USD 49 $ 45,876
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 476 540,207
2.10%, 03/22/28 .................. 729 740,001
3.88%, 02/08/29 .................. 376 421,714
4.02%, 12/03/29 .................. 64 72,519
3.15%, 03/22/30 .................. 1,082 1,157,154
1.50%, 09/18/30 .................. 1,178 1,114,817
1.68%, 10/30/30 .................. 251 238,684
2.55%, 03/21/31 .................. 17 17,209
4.27%, 01/15/36 .................. 984 1,155,917
2.65%, 11/20/40 .................. 83 77,984
2.85%, 09/03/41 .................. 52 50,751
2.88%, 11/20/50 .................. 723 673,942
3.70%, 03/22/61 .................. 424 447,713
13,378,197
Electric Utilities — 2.3%
Adani Transmission Ltd., 4.25%, 05/21/36
(c)(g)
. 187 190,915
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 310 345,232
Series H, 3.45%, 01/15/50 ........... 91 93,919
3.45%, 05/15/51 .................. 237 244,827
AEP Transmission Co. LLC:
3.80%, 06/15/49 .................. 155 177,007
3.15%, 09/15/49 .................. 222 229,222
Series M, 3.65%, 04/01/50 ........... 232 259,084
Series N, 2.75%, 08/15/51 ........... 30 28,599
Alabama Power Co.:
4.15%, 08/15/44 .................. 5 5,861
3.45%, 10/01/49 .................. 242 261,240
3.13%, 07/15/51 .................. 70 71,750
Baltimore Gas & Electric Co.:
3.75%, 08/15/47 .................. 166 187,745
4.25%, 09/15/48 .................. 105 128,147
3.20%, 09/15/49 .................. 125 130,074
2.90%, 06/15/50 .................. 100 98,689
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 120 122,357
3.95%, 03/01/48 .................. 85 101,188
Series AF, 3.35%, 04/01/51 .......... 195 212,293
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(c)
(g)(h)
......................... 200 208,000
Commonwealth Edison Co.:
Series 127, 3.20%, 11/15/49 .......... 180 185,736
Series 130, 3.13%, 03/15/51 .......... 30 30,917
DTE Electric Co.:
Series A, 4.05%, 05/15/48 ........... 265 315,107
3.95%, 03/01/49 .................. 121 142,867
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 72 81,829
3.88%, 03/15/46 .................. 32 36,116
3.70%, 12/01/47 .................. 104 115,502
3.95%, 03/15/48 .................. 155 179,328
3.45%, 04/15/51 .................. 213 230,184
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 550 568,855
1.75%, 06/15/30 .................. 955 926,038
Duke Energy Progress LLC:
3.45%, 03/15/29 .................. 527 582,616
2.90%, 08/15/51 .................. 355 347,841
Edison International:
2.40%, 09/15/22 .................. 42 42,679

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.95%, 04/15/25 .................. USD 272 $ 299,487
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 117 123,471
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 256 306,801
Exelon Corp.:
5.10%, 06/15/45 .................. 35 45,917
4.70%, 04/15/50 .................. 180 227,454
FEL Energy VI SARL, 5.75%, 12/01/40
(c)(g)
... 199 207,539
FirstEnergy Corp.:
2.05%, 03/01/25 .................. 52 52,520
Series B, 4.40%, 07/15/27
(f)
.......... 349 382,915
2.65%, 03/01/30 .................. 158 157,210
Series B, 2.25%, 09/01/30 ........... 79 76,235
Series C, 5.35%, 07/15/47
(f)
.......... 125 152,422
Series C, 3.40%, 03/01/50 ........... 71 68,257
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 666 724,218
5.45%, 07/15/44 .................. 42 53,531
4.55%, 04/01/49 .................. 550 643,715
Florida Power & Light Co.:
3.95%, 03/01/48 .................. 331 399,642
3.15%, 10/01/49 .................. 468 495,545
Genneia SA, 8.75%, 09/02/27
(b)(c)
........ 73 69,985
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 193 209,863
3.65%, 04/15/29 .................. 460 514,731
4.25%, 07/15/49 .................. 131 161,888
3.15%, 04/15/50 .................. 277 289,928
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 52 58,253
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)(g)
.................... 250 248,878
Northern States Power Co.:
3.60%, 05/15/46 .................. 27 30,183
2.90%, 03/01/50 .................. 88 88,394
2.60%, 06/01/51 .................. 123 116,627
3.20%, 04/01/52 .................. 50 53,292
NRG Energy, Inc.:
2.45%, 12/02/27
(b)
................. 842 854,437
5.75%, 01/15/28 .................. 59 62,761
4.45%, 06/15/29
(b)
................. 70 77,447
5.25%, 06/15/29
(b)
................. 53 56,379
NSTAR Electric Co., 3.95%, 04/01/30 ..... 59 67,374
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 122 116,474
4.00%, 06/01/49 .................. 125 145,616
Series R, 2.90%, 10/01/51 ........... 191 184,557
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 267 301,846
3.80%, 09/30/47 .................. 101 116,131
4.10%, 11/15/48 .................. 83 99,709
3.80%, 06/01/49 .................. 89 104,075
PECO Energy Co., 3.05%, 03/15/51 ...... 231 235,063
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 210 234,793
2.05%, 08/01/50 .................. 128 110,019
3.00%, 03/01/51 .................. 60 61,634
Southern California Edison Co.:
1.85%, 02/01/22 .................. 21 21,136
Series E, 3.70%, 08/01/25 ........... 136 147,870
Series 20C, 1.20%, 02/01/26 ......... 311 308,229
2.25%, 06/01/30 .................. 445 436,836
Series G, 2.50%, 06/01/31 ........... 227 227,802
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 270 282,913
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)(c)
.................... USD 200 $ 223,287
Tampa Electric Co.:
4.30%, 06/15/48 .................. 30 36,456
4.45%, 06/15/49 .................. 175 216,182
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 752,052
Virginia Electric & Power Co.:
Series A, 2.88%, 07/15/29 ........... 69 73,231
Series A, 6.00%, 05/15/37 ........... 66 91,307
4.00%, 01/15/43 .................. 247 283,167
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 72 73,976
5.63%, 02/15/27 .................. 93 96,261
5.00%, 07/31/27 .................. 93 96,023
4.30%, 07/15/29 .................. 503 536,075
19,871,783
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 75 89,960
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24
(c)(g)
.... 207 182,160
Entertainment — 0.2%
Activision Blizzard, Inc., 2.50%, 09/15/50 ... 167 144,599
Electronic Arts, Inc.:
1.85%, 02/15/31 .................. 296 286,253
2.95%, 02/15/51 .................. 83 79,719
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 101 121,798
Netflix, Inc.:
4.88%, 04/15/28 .................. 24 27,660
6.38%, 05/15/29 .................. 12 15,180
5.38%, 11/15/29
(b)
................. 13 15,746
4.88%, 06/15/30
(b)
................. 15 17,663
Walt Disney Co. (The), 4.70%, 03/23/50 .... 466 610,987
1,319,605
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.:
5.00%, 02/15/24 .................. 16 17,579
2.40%, 03/15/25 .................. 635 660,239
1.60%, 04/15/26 .................. 258 259,054
3.95%, 03/15/29 .................. 143 158,977
3.80%, 08/15/29 .................. 311 344,867
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 2.98%, 01/06/25
(a)(c)(d)
........ 669 664,210
Crown Castle International Corp.:
1.05%, 07/15/26 .................. 340 332,754
3.10%, 11/15/29 .................. 583 612,507
3.30%, 07/01/30 .................. 466 496,637
Digital Dutch Finco BV
(g)
:
1.50%, 03/15/30 .................. EUR 315 382,788
1.00%, 01/15/32 .................. 180 204,023
Duke Realty LP, 1.75%, 02/01/31 ........ USD 518 493,574
Equinix , Inc.:
1.25%, 07/15/25 .................. 135 134,452
1.00%, 09/15/25 .................. 433 427,053
1.45%, 05/15/26 .................. 309 308,264
2.15%, 07/15/30 .................. 121 118,663
2.50%, 05/15/31 .................. 153 154,041
GLP Capital LP, 4.00%, 01/15/30 ........ 1,032 1,108,182
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 159 172,913
4.50%, 09/01/26 .................. 44 47,850
5.75%, 02/01/27 .................. 71 81,650

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. USD 7 $ 7,201
5.00%, 10/15/27 .................. 100 105,375
4.63%, 08/01/29 .................. 13 13,949
National Retail Properties, Inc.:
3.50%, 04/15/51 .................. 368 382,886
3.00%, 04/15/52 .................. 109 103,164
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 255 288,391
Realty Income Corp., 3.25%, 01/15/31 ..... USD 174 188,818
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 61 63,133
Service Properties Trust, 4.35%, 10/01/24 ... 37 37,490
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 54 55,080
4.25%, 12/01/26 .................. 19 19,842
3.75%, 02/15/27 .................. 11 11,385
4.63%, 12/01/29 .................. 15 16,125
4.13%, 08/15/30 .................. 15 15,900
8,489,016
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
(b)
:
5.88%, 02/15/28 .................. 68 72,420
4.88%, 02/15/30 .................. 15 16,162
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)(c)
.................... 492 541,808
Performance Food Group, Inc., 5.50%,
10/15/27
(b)
..................... 79 82,713
Walmart, Inc., 2.65%, 09/22/51 ......... 322 320,522
1,033,625
Food Products — 0.1%
BRF GmbH, 4.35%, 09/29/26
(b)(c)
........ 200 205,913
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 36 37,457
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 68 73,559
6.50%, 04/15/29 .................. 106 118,455
5.50%, 01/15/30 .................. 19 21,132
Mondelez International, Inc., 2.75%, 04/13/30 234 244,841
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 127 135,033
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 98 101,844
5.63%, 01/15/28 .................. 72 75,643
5.50%, 12/15/29 .................. 57 60,420
1,074,297
Gas Utilities — 0.1%
Atmos Energy Corp.:
4.13%, 03/15/49 .................. 91 105,749
3.38%, 09/15/49 .................. 14 14,687
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 532 511,073
ONE Gas, Inc., 2.00%, 05/15/30 ......... 80 78,348
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 175 175,931
3.64%, 11/01/46 .................. 25 26,358
912,146
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 178 183,690
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 200 243,157
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 165 198,697
1.75%, 07/02/49 .................. 100 121,437
Mozart Debt Merger Sub, Inc., 3.88%,
04/01/29
(b)
..................... USD 452 452,000
1,198,981
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.2%
Aetna, Inc.:
6.63%, 06/15/36 .................. USD 175 $ 252,842
4.75%, 03/15/44 .................. 5 6,198
Anthem, Inc.:
4.10%, 03/01/28 .................. 231 261,495
4.38%, 12/01/47 .................. 132 159,251
3.60%, 03/15/51 .................. 155 169,335
Centene Corp., 4.63%, 12/15/29 ......... 53 57,759
Cigna Corp.:
3.40%, 03/01/27 .................. 402 439,289
4.38%, 10/15/28 .................. 760 878,267
CVS Health Corp.:
1.30%, 08/21/27 .................. 218 214,591
3.25%, 08/15/29 .................. 160 171,975
3.75%, 04/01/30 .................. 1,358 1,508,674
5.13%, 07/20/45 .................. 401 516,780
Encompass Health Corp.:
4.50%, 02/01/28 .................. 35 36,137
4.75%, 02/01/30 .................. 37 38,915
HCA, Inc.:
4.75%, 05/01/23 .................. 782 830,900
5.25%, 04/15/25 .................. 1,543 1,749,073
5.25%, 06/15/26 .................. 439 503,761
5.63%, 09/01/28 .................. 23 27,363
5.88%, 02/01/29 .................. 15 18,025
2.38%, 07/15/31 .................. 795 781,309
Humana, Inc.:
4.50%, 04/01/25 .................. 150 166,570
4.88%, 04/01/30 .................. 69 81,938
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 41 43,116
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 .................. 43 43,967
4.88%, 01/01/26 .................. 148 153,168
6.25%, 02/01/27 .................. 220 228,250
5.13%, 11/01/27 .................. 23 23,978
UnitedHealth Group, Inc.:
4.63%, 11/15/41 .................. 397 498,173
4.20%, 01/15/47 .................. 241 294,765
3.25%, 05/15/51 .................. 97 102,573
10,258,437
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, 3.88%, 01/15/28
(b)(c)
..... 11 11,108
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
48 48,600
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 121 122,646
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 47 48,821
5.38%, 04/15/27 .................. 73 75,008
5.25%, 07/15/29 .................. 73 74,825
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 88 91,300
4.75%, 01/15/28 .................. 44 46,035
Expedia Group, Inc., 3.25%, 02/15/30 ..... 86 88,942
Fortune Star BVI Ltd., 5.05%, 01/27/27
(c)(g)
... 200 195,500
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 15 16,091
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 82 83,048
McDonald's Corp.:
2.13%, 03/01/30 .................. 130 131,212
3.60%, 07/01/30 .................. 277 308,082
4.88%, 12/09/45 .................. 368 467,894
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(c)
(g)
.......................... 200 203,300
MGM China Holdings Ltd., 4.75%, 02/01/27
(c)(g)
200 197,000

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International:
5.75%, 06/15/25 .................. USD 10 $ 10,900
4.63%, 09/01/26 .................. 6 6,293
5.50%, 04/15/27 .................. 10 10,850
Starbucks Corp.:
2.25%, 03/12/30 .................. 229 230,850
2.55%, 11/15/30 .................. 317 325,622
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 30 30,426
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 162 165,240
5.25%, 05/15/27 .................. 81 81,808
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 67,503
3,138,904
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)(c)
.................... 87 91,461
Century Communities, Inc., 6.75%, 06/01/27 . 39 41,632
Mattamy Group Corp., 5.25%, 12/15/27
(b)(c)
.. 7 7,315
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 7 7,980
148,388
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)(c)
......... 50 47,197
Industrial Conglomerates — 0.1%
General Electric Co.:
6.88%, 01/10/39 .................. 9 13,413
4.25%, 05/01/40 .................. 85 99,298
4.50%, 03/11/44 .................. 3 3,618
4.35%, 05/01/50 .................. 68 82,106
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)(c)
. 200 205,662
Roper Technologies, Inc., 2.95%, 09/15/29 .. 87 92,283
496,380
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(h)
....... 15 21,006
American International Group, Inc.:
3.40%, 06/30/30 .................. 304 331,722
4.50%, 07/16/44 .................. 272 332,083
4.75%, 04/01/48 .................. 60 76,530
Aon Corp.:
4.50%, 12/15/28 .................. 83 95,739
3.75%, 05/02/29 .................. 602 670,107
2.80%, 05/15/30 .................. 389 406,370
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 74 80,719
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 160 195,691
1.98%, 03/21/30 .................. 145 186,163
2.25%, 11/15/30 .................. USD 424 427,054
Willis North America, Inc., 3.60%, 05/15/24 .. 36 38,405
2,861,589
Interactive Media & Services — 0.0%
Tencent Holdings Ltd., 3.24%, 06/03/50
(c)(g)
.. 200 188,850
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.50%, 06/03/50 ...... 672 629,363
eBay, Inc., 1.40%, 05/10/26 ........... 473 474,521
1,103,884
IT Services — 0.7%
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 300 357,468
2.95%, 05/21/39 .................. 200 280,667
Fiserv, Inc.:
4.20%, 10/01/28 .................. USD 99 112,689
Security
Par (000)
Par (000) Value
IT Services (continued)
3.50%, 07/01/29 .................. USD 1,501 $ 1,634,506
Global Payments, Inc.:
1.20%, 03/01/26 .................. 593 586,993
4.80%, 04/01/26 .................. 475 538,069
3.20%, 08/15/29 .................. 605 639,543
International Business Machines Corp.:
3.30%, 05/15/26 .................. 986 1,074,681
1.95%, 05/15/30 .................. 716 707,151
5,931,767
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 366 392,468
2.75%, 09/15/29 .................. 133 138,781
2.10%, 06/04/30 .................. 88 87,112
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 7 7,265
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/41 .................. 180 179,542
1.88%, 10/01/49 .................. EUR 300 365,158
1,170,326
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 860 922,986
Otis Worldwide Corp., 2.57%, 02/15/30 .... 225 230,987
Parker-Hannifin Corp., 3.25%, 03/01/27 .... 99 107,500
1,261,473
Media — 1.0%
Charter Communications Operating LLC:
2.25%, 01/15/29 .................. 68 67,946
6.48%, 10/23/45 .................. 1,329 1,806,882
5.38%, 05/01/47 .................. 229 274,181
3.85%, 04/01/61 .................. 172 164,035
4.40%, 12/01/61 .................. 202 210,072
3.95%, 06/30/62 .................. 220 212,232
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 92 95,203
Comcast Corp.:
3.15%, 02/15/28 .................. 295 320,206
2.65%, 02/01/30 .................. 946 986,958
3.40%, 04/01/30 .................. 392 431,724
1.95%, 01/15/31 .................. 197 193,324
3.97%, 11/01/47 .................. 463 528,660
3.45%, 02/01/50 .................. 80 84,840
2.80%, 01/15/51 .................. 471 445,820
2.45%, 08/15/52 .................. 99 87,363
Cox Communications, Inc.
(b)
:
3.15%, 08/15/24 .................. 268 283,726
3.35%, 09/15/26 .................. 22 23,621
3.60%, 06/15/51 .................. 260 272,658
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
45 29,700
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 413 509,808
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... USD 59 63,278
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 60 63,245
5.25%, 08/15/27
(b)
................. 54 56,109
4.75%, 01/15/28
(b)
................. 7 7,213
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... 191 224,987
Lamar Media Corp., 3.75%, 02/15/28 ...... 9 9,257
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 85 89,928
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 97 99,488
4.63%, 03/15/30 .................. 7 7,015

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. USD 109 $ 113,905
5.50%, 07/01/29 .................. 90 97,313
TEGNA, Inc.:
4.63%, 03/15/28 .................. 15 15,335
5.00%, 09/15/29 .................. 17 17,511
ViacomCBS , Inc.:
4.38%, 03/15/43 .................. 122 139,563
5.85%, 09/01/43 .................. 253 344,783
8,377,889
Metals & Mining — 0.4%
Anglo American Capital plc
(b)(c)
:
2.63%, 09/10/30 .................. 317 312,998
2.88%, 03/17/31 .................. 230 230,404
Chinalco Capital Holdings Ltd., 4.25%,
04/21/22
(c)(g)
.................... 200 202,980
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27
(b)(c)
.................... 9 9,517
Freeport-McMoRan, Inc., 5.25%, 09/01/29 .. 9 9,776
Glencore Funding LLC
(b)(c)
:
1.63%, 09/01/25 .................. 52 52,171
1.63%, 04/27/26 .................. 564 561,314
2.50%, 09/01/30 .................. 573 560,955
2.85%, 04/27/31 .................. 281 282,680
2.63%, 09/23/31 .................. 138 135,144
3.38%, 09/23/51 .................. 70 66,511
Newmont Corp., 2.25%, 10/01/30 ........ 311 309,363
Nucor Corp., 3.95%, 05/01/28 .......... 164 184,198
Vale Overseas Ltd., 3.75%, 07/08/30
(c)
..... 90 92,898
Vedanta Resources Finance II plc
(c)
:
8.00%, 04/23/23
(g)
................. 200 194,225
8.95%, 03/11/25
(b)
................. 200 199,500
3,404,634
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50 ..... 2 2,340
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 120 134,255
3.25%, 03/15/50 .................. 159 168,928
Consumers Energy Co.:
3.25%, 08/15/46 .................. 94 98,533
3.75%, 02/15/50 .................. 381 439,106
3.10%, 08/15/50 .................. 140 144,636
3.50%, 08/01/51 .................. 120 132,364
1,117,822
Oil, Gas & Consumable Fuels — 2.3%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 53 60,680
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 308 329,768
3.80%, 09/21/25 .................. 145 159,428
3.00%, 03/17/52 .................. 225 215,142
3.38%, 02/08/61 .................. 85 84,588
Buckeye Partners LP, 3.95%, 12/01/26 ..... 9 9,180
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 105 112,151
3.40%, 01/15/38 .................. 532 559,110
Cenovus Energy, Inc., 3.75%, 02/15/52
(c)
... 128 124,383
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 1,332 1,504,668
5.13%, 06/30/27 .................. 461 532,965
Cheniere Energy Partners LP:
4.50%, 10/01/29 .................. 23 24,452
3.25%, 01/31/32
(b)
................. 50 50,165
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc.:
4.95%, 08/15/47 .................. USD 55 $ 73,441
2.34%, 08/12/50 .................. 90 81,108
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 75 75,563
CrownRock LP, 5.63%, 10/15/25
(b)
....... 39 39,915
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 13 14,365
5.13%, 05/15/29 .................. 9 10,127
Devon Energy Corp.:
5.85%, 12/15/25 .................. 56 64,795
4.50%, 01/15/30
(b)
................. 166 180,921
Diamondback Energy, Inc.:
3.50%, 12/01/29 .................. 588 628,829
3.13%, 03/24/31 .................. 757 786,043
Energy Transfer LP:
4.50%, 04/15/24 .................. 718 776,468
2.90%, 05/15/25 .................. 1,387 1,453,842
5.95%, 12/01/25 .................. 217 251,675
6.63%, 10/15/36 .................. 30 39,362
6.50%, 02/01/42 .................. 197 255,947
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 448 481,146
3.30%, 02/15/53 .................. 120 117,029
EOG Resources, Inc., 4.15%, 01/15/26 .... 62 69,181
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 320 358,487
Galaxy Pipeline Assets Bidco Ltd.
(c)
:
2.16%, 03/31/34
(b)
................. USD 200 196,000
2.63%, 03/31/36
(g)
................. 200 196,500
Greenko Dutch BV, 3.85%, 03/29/26
(c)(g)
.... 200 203,225
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 13 16,044
Marathon Petroleum Corp., 5.85%, 12/15/45 . 65 83,392
Matador Resources Co., 5.88%, 09/15/26 ... 16 16,539
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)(c)
.................... 200 201,100
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)(g)
200 212,725
MPLX LP:
4.88%, 12/01/24 .................. 331 366,631
1.75%, 03/01/26 .................. 182 183,121
NGPL PipeCo LLC
(b)
:
4.88%, 08/15/27 .................. 230 261,043
3.25%, 07/15/31 .................. 507 519,474
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 404,215
Petrobras Global Finance BV
(c)
:
6.25%, 03/17/24 .................. 36 40,023
5.30%, 01/27/25 .................. 129 143,763
ReNew Power Synthetic, 6.67%, 03/12/24
(c)(g)
. 200 208,288
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(f)
................. 184 195,539
5.75%, 05/15/24 .................. 888 988,974
5.63%, 03/01/25 .................. 1,969 2,234,709
5.88%, 06/30/26 .................. 172 202,426
5.00%, 03/15/27 .................. 185 212,678
SM Energy Co., 10.00%, 01/15/25
(b)
...... 12 13,385
Suncor Energy, Inc., 6.80%, 05/15/38
(c)
.... 96 135,775
Sunoco LP, 6.00%, 04/15/27 ........... 19 19,784
Targa Resources Partners LP:
5.38%, 02/01/27 .................. 36 37,303
6.50%, 07/15/27 .................. 58 62,537
5.00%, 01/15/28 .................. 11 11,550
5.50%, 03/01/30 .................. 15 16,402
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 504 545,157
TransCanada PipeLines Ltd., 4.63%, 03/01/34
(c)
123 144,886
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 724 902,683

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00%, 03/15/28 .................. USD 496 $ 554,373
3.95%, 05/15/50 .................. 232 260,151
19,315,319
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
1.75%, 09/30/25
(b)
................. 246 251,829
2.30%, 04/30/30
(b)
................. 164 166,971
8.88%, 05/15/31 .................. 83 129,553
Suzano Austria GmbH
(c)
:
3.75%, 01/15/31 .................. 30 30,742
3.13%, 01/15/32 .................. 90 86,749
665,844
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.38%, 08/06/30
(c)
....... 518 492,940
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 103 110,001
8.50%, 01/31/27 .................. 120 127,824
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 .................. 105 110,825
5.75%, 08/15/27 .................. 31 32,473
7.00%, 01/15/28 .................. 49 50,210
7.25%, 05/30/29 .................. 51 52,267
Elanco Animal Health, Inc., 5.90%, 08/28/28
(f)
. 11 12,870
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 200 255,071
Johnson & Johnson:
3.70%, 03/01/46 .................. USD 43 50,494
3.75%, 03/03/47 .................. 75 89,193
Merck & Co., Inc., 2.45%, 06/24/50 ....... 126 117,350
Pfizer, Inc., 2.63%, 04/01/30 ........... 755 797,227
Takeda Pharmaceutical Co. Ltd.:
2.05%, 03/31/30
(c)
................. 600 590,589
2.00%, 07/09/40 .................. EUR 380 472,460
3,361,794
Real Estate Management & Development — 0.5%
(c)
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(g)(h)
............. USD 200 187,000
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 200 208,250
Central China Real Estate Ltd., 7.90%,
11/07/23
(g)
..................... 200 123,000
China Aoyuan Group Ltd., 7.95%, 02/19/23
(g)
. 200 180,000
China Evergrande Group, 8.25%, 03/23/22
(g)(i)(j)
200 51,750
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(g)(h)
.............. 200 207,500
CIFI Holdings Group Co. Ltd., 5.50%,
01/23/22
(g)
..................... 200 199,250
Country Garden Holdings Co. Ltd., 5.40%,
05/27/25
(g)
..................... 200 202,975
Dexin China Holdings Co. Ltd., 11.88%,
04/23/22
(g)
..................... 200 193,350
Easy Tactic Ltd., 11.75%, 08/02/23
(g)
...... 200 145,000
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(g)(i)(j)
................... 200 78,000
Greenland Global Investment Ltd., 5.60%,
11/13/22
(g)
..................... 200 138,000
Kaisa Group Holdings Ltd., 11.95%, 10/22/22
(g)
200 169,760
Logan Group Co. Ltd., 4.50%, 01/13/28 .... 200 183,500
Modern Land China Co. Ltd., 9.80%, 04/11/23
(g)
200 166,000
New Metro Global Ltd., 4.50%, 05/02/26
(g)
... 200 183,500
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22
(g)
..................... 200 199,163
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Redsun Properties Group Ltd., 7.30%,
01/13/25
(g)
..................... USD 200 $ 165,750
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(g)
200 184,750
Ronshine China Holdings Ltd., 5.50%,
02/01/22
(g)
..................... 200 184,287
Sunac China Holdings Ltd., 6.65%, 08/03/24
(g)
200 160,000
Vanke Real Estate Hong Kong Co. Ltd., 3.15%,
05/12/25
(g)
..................... 200 204,787
Yango Justice International Ltd., 8.25%,
11/25/23
(g)
..................... 200 138,000
Yuzhou Group Holdings Co. Ltd.
(g)
:
6.00%, 10/25/23 .................. 200 154,000
8.50%, 02/26/24 .................. 200 157,000
Zhenro Properties Group Ltd., 6.63%,
01/07/26
(g)
..................... 200 169,000
4,333,572
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC:
4.45%, 03/15/43 .................. 101 126,052
3.30%, 09/15/51 .................. 510 549,834
Canadian Pacific Railway Co., 2.05%,
03/05/30
(c)
..................... 97 95,794
CSX Corp.:
4.30%, 03/01/48 .................. 296 359,046
2.50%, 05/15/51 .................. 90 81,713
4.25%, 11/01/66 .................. 65 79,124
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 6 6,521
2.90%, 06/15/26 .................. 241 257,857
4.15%, 02/28/48 .................. 75 88,655
3.40%, 11/01/49 .................. 273 290,987
3.05%, 05/15/50 .................. 194 193,373
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 231 241,778
3.95%, 03/10/25 .................. 90 97,522
4.00%, 07/15/25 .................. 240 262,293
1.20%, 11/15/25 .................. 94 92,910
1.70%, 06/15/26 .................. 290 291,588
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)(c)
200 207,038
Ryder System, Inc.:
2.50%, 09/01/24 .................. 69 72,117
4.63%, 06/01/25 .................. 690 772,783
Simpar Europe SA, 5.20%, 01/26/31
(b)(c)
.... 200 198,790
Union Pacific Corp.:
2.75%, 03/01/26 .................. 175 186,310
2.95%, 03/10/52 .................. 43 42,747
3.84%, 03/20/60 .................. 550 631,009
2.97%, 09/16/62 .................. 112 107,999
3.75%, 02/05/70 .................. 180 202,334
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 87 92,916
5,629,090
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc., 2.75%, 06/01/50 .... 154 150,825
Broadcom Corp., 3.88%, 01/15/27 ....... 230 252,752
Broadcom, Inc.:
4.11%, 09/15/28 .................. 35 38,942
4.75%, 04/15/29 .................. 412 473,161
5.00%, 04/15/30 .................. 900 1,050,987
4.15%, 11/15/30 .................. 372 412,166
4.30%, 11/15/32 .................. 211 236,454
3.47%, 04/15/34
(b)
................. 443 456,173
Intel Corp.:
3.73%, 12/08/47 .................. 398 444,000

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.25%, 11/15/49 .................. USD 248 $ 257,045
3.20%, 08/12/61 .................. 92 92,491
KLA Corp.:
4.10%, 03/15/29 .................. 421 479,128
3.30%, 03/01/50 .................. 456 479,773
Lam Research Corp.:
3.75%, 03/15/26 .................. 379 420,431
2.88%, 06/15/50 .................. 411 412,142
NVIDIA Corp.:
1.55%, 06/15/28 .................. 947 943,138
3.50%, 04/01/50 .................. 171 191,594
NXP BV
(b)(c)
:
4.30%, 06/18/29 .................. 638 722,455
3.40%, 05/01/30 .................. 357 386,297
2.50%, 05/11/31 .................. 1,089 1,099,136
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 404 501,399
9,500,489
Software — 0.9%
Autodesk, Inc., 3.50%, 06/15/27 ......... 560 613,713
Citrix Systems, Inc., 4.50%, 12/01/27 ...... 275 304,357
Microsoft Corp., 2.92%, 03/17/52 ........ 742 767,078
Oracle Corp.:
3.85%, 07/15/36 .................. 354 384,598
6.13%, 07/08/39 .................. 350 473,780
3.60%, 04/01/40 .................. 715 741,463
3.65%, 03/25/41 .................. 1,292 1,336,237
4.13%, 05/15/45 .................. 293 315,499
4.00%, 07/15/46 .................. 238 252,132
4.00%, 11/15/47 .................. 507 541,411
3.60%, 04/01/50 .................. 316 316,379
3.95%, 03/25/51 .................. 301 317,440
salesforce.com, Inc., 3.05%, 07/15/61 ..... 117 118,363
ServiceNow, Inc., 1.40%, 09/01/30 ....... 565 529,925
VMware, Inc.:
1.80%, 08/15/28 .................. 445 438,398
2.20%, 08/15/31 .................. 299 292,353
7,743,126
Specialty Retail — 0.3%
Home Depot, Inc. (The):
2.95%, 06/15/29 .................. 803 866,731
2.75%, 09/15/51 .................. 68 66,217
InRetail Consumer, 3.25%, 03/22/28
(b)(c)
.... 200 199,037
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 1,008 1,104,578
3.65%, 04/05/29 .................. 318 352,083
2.80%, 09/15/41 .................. 160 155,642
2,744,288
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.85%, 05/04/43 .................. 334 390,226
2.55%, 08/20/60 .................. 639 582,495
2.80%, 02/08/61 .................. 159 151,858
Dell International LLC:
5.85%, 07/15/25 .................. 296 344,369
4.90%, 10/01/26 .................. 128 147,451
8.35%, 07/15/46 .................. 80 129,748
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 754 832,943
HP, Inc., 2.65%, 06/17/31
(b)
............ 138 136,633
Seagate HDD Cayman, 4.09%, 06/01/29 ... 80 84,000
2,799,723
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. USD 64 $ 67,474
4.88%, 05/15/26 .................. 13 14,079
Under Armour, Inc., 3.25%, 06/15/26 ...... 9 9,315
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 36 37,319
128,187
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29
(c)
........... 491 509,567
Rocket Mortgage LLC, 5.25%, 01/15/28 .... 71 76,502
586,069
Tobacco — 0.5%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 62 69,635
2.20%, 06/15/27 .................. EUR 160 199,569
3.13%, 06/15/31 .................. 460 609,451
2.45%, 02/04/32 .................. USD 548 525,110
5.80%, 02/14/39 .................. 459 564,424
3.40%, 02/04/41 .................. 263 249,071
BAT Capital Corp.
(c)
:
3.22%, 09/06/26 .................. 249 265,471
4.91%, 04/02/30 .................. 616 705,326
2.73%, 03/25/31 .................. 329 323,988
3.98%, 09/25/50 .................. 206 198,160
BAT International Finance plc, 3.95%,
06/15/25
(b)(c)
.................... 66 71,676
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 431,367
Reynolds American, Inc.
(c)
:
4.45%, 06/12/25 .................. USD 70 77,169
5.85%, 08/15/45 .................. 260 311,963
4,602,380
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/17/26 ........ 515 513,202
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 89 93,381
United Rentals North America, Inc.:
5.50%, 05/15/27 .................. 73 76,623
4.88%, 01/15/28 .................. 118 124,754
5.25%, 01/15/30 .................. 11 12,045
820,005
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA
(b)(c)
:
6.63%, 10/15/26 .................. 180 188,584
4.50%, 04/27/31 .................. 200 210,000
Sprint Corp., 7.63%, 03/01/26 .......... 118 142,984
T-Mobile USA, Inc.:
3.75%, 04/15/27 .................. 491 540,930
3.88%, 04/15/30 .................. 1,892 2,089,075
VEON Holdings BV, 3.38%, 11/25/27
(b)(c)
.... 200 203,037
Vodafone Group plc, 5.25%, 05/30/48
(c)
.... 374 484,095
3,858,705
Total Corporate Bonds — 31.1%
(Cost: $263,068,745) .............................. 265,076,577
Floating Rate Loan Interests — 0.6%
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 02/24/25
(a)
..... 269 267,948

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Building Products — 0.0%
(a)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 07/31/26 .................. USD 30 $ 30,017
CP Iris Holdco I, Inc., Delayed Draw Term Loan,
10/02/28
(m)
...................... 6 6,267
CP Iris Holdco I, Inc., Term Loan, 10/02/28
(m)
. 31 31,335
67,619
Chemicals — 0.0%
LSF11 A5 Holdco LLC, Term Loan B, 09/30/28
(a)
(d)(m)
........................... 201 201,251
Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, 01/31/28
(a)(m)
............. 229 227,746
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
3.89%
,
 02/21/23
(a)(c)(d)
............... 21 19,656
Diversified Consumer Services — 0.0%
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 09/07/28
(a)(c)(d)
............... 149 148,914
Diversified Financial Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(a)(c)
... 269 268,741
Health Care Equipment & Supplies — 0.1%
Mozart Debt Merger Sub, Inc., Term Loan B,
09/30/28
(a)(m)
..................... 386 385,155
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.34%
,
 03/06/25
(a)
45 44,370
Hotels, Restaurants & Leisure — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 02/02/26 .................. 153 150,744
Bally's Corp., Term Loan B, 10/02/28
(m)
..... 323 322,777
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 182 180,988
Herschend Entertainment Co. LLC, Term Loan,
4.25%
,
 08/27/28 .................. 76 75,858
Jack Ohio Finance LLC, Term Loan, 10/04/28
(d)
(m)
............................ 52 52,000
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 08/13/22 .................. 474 471,929
1,254,296
Household Durables — 0.0%
SWF Holdings I Corp., Term Loan B, 09/17/28
(a)
(m)
............................ 79 78,358
Industrial Conglomerates — 0.0%
Valcour Packaging LLC, Term Loan, 10/04/28
(a)
(d)(m)
........................... 30 30,000
Machinery — 0.0%
Zurn Industries LLC, Term Loan B, 10/04/28
(a)(m)
12 11,997
Security
Par (000)
Par (000) Value
Media — 0.0%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.58%
,
 04/15/27 ...... USD 178 $ 176,015
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.58%
,
 02/05/27 ..... 19 19,127
195,142
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 2.33%
,
 11/01/26
(a)
460 457,556
Pharmaceuticals — 0.1%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.07%
,
 11/15/27
(a)
................. 282 277,621
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.13%
,
 12/30/26
(a)
166 165,368
Software — 0.0%
ConnectWise LLC, Term Loan, 09/29/28
(a)(m)
.. 157 156,607
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, 04/16/28
(a)(m)
.. 138 137,827
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 0.00%), 2.98%
,
 07/01/25
(a)(d)
... 536 534,697
Total Floating Rate Loan Interests — 0.6%
(Cost: $4,936,677) ............................... 4,930,869
Foreign Agency Obligations — 0.3%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)(c)
............ 106 69,947
Colombia — 0.1%
Ecopetrol SA
(c)
:
5.38%, 06/26/26 .................. 55 59,605
6.88%, 04/29/30 .................. 318 371,424
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)(c)
..................... 200 198,775
629,804
India — 0.1%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(c)(g)
200 212,412
Indonesia — 0.0%
Pertamina Persero PT, 4.18%
,
01/21/50
(c)(g)
.. 200 201,350
Mexico — 0.1%
Petroleos Mexicanos :
7.19%, 09/12/24 .................. MXN 22 101,492
6.88%, 10/16/25
(c)(g)
................ USD 248 271,560
5.35%, 02/12/28
(c)
................. 86 84,554
6.50%, 01/23/29
(c)
................. 304 311,532
5.63%, 01/23/46
(c)
................. 20 15,927
6.35%, 02/12/48
(c)
................. 133 113,582
7.69%, 01/23/50
(c)
................. 99 93,248
6.95%, 01/28/60
(c)
................. 40 34,656
1,026,551
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)(g)
......... 200 197,820

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)(c)
...... USD 200 $ 201,335
Total Foreign Agency Obligations — 0.3%
(Cost: $2,522,439) ............................... 2,539,219
Foreign Government Obligations — 5.9%
Argentina — 0.1%
Argentine Republic (The)
(c)(f)
:
1.13%, 07/09/35 .................. 843 274,818
2.50%, 07/09/41 .................. 792 288,684
563,502
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(b)(g)
.... EUR 362 669,762
China — 3.5%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 90,800 13,757,374
2.41%, 06/19/25 .................. 15,600 2,397,402
2.85%, 06/04/27 .................. 11,100 1,723,510
3.01%, 05/13/28 .................. 4,620 723,358
2.68%, 05/21/30 .................. 72,060 10,904,215
29,505,859
Colombia — 0.3%
Republic of Colombia
(c)
:
4.50%, 03/15/29 .................. USD 851 896,369
3.00%, 01/30/30 .................. 295 277,908
3.13%, 04/15/31 .................. 1,650 1,542,544
2,716,821
Egypt — 0.0%
Arab Republic of Egypt, 7.30%
,
09/30/33
(b)(c)
.. 200 193,250
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)(c)
..... 209 197,505
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24
(c)
414 459,747
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara, 6.25%
,
01/25/49
(c)(g)
...... 200 251,412
Republic of Indonesia:
7.13%, 06/15/42 .................. IDR 2,667,000 190,181
3.05%, 03/12/51
(c)
................. USD 441 416,794
858,387
Ireland — 0.5%
Republic of Ireland
(g)
:
0.20%, 10/18/30 .................. EUR 1,140 1,334,540
0.00%, 10/18/31 .................. 2,985 3,392,574
4,727,114
Mexico — 0.2%
United Mexican States
(c)
:
2.66%, 05/24/31 .................. USD 598 576,808
4.50%, 01/31/50 .................. 1,011 1,035,517
1,612,325
Nigeria — 0.0%
Nigeria Government Bond
(b)(c)
:
6.13%, 09/28/28 .................. 266 266,333
7.38%, 09/28/33 .................. 200 201,500
467,833
Panama — 0.1%
Republic of Panama
(c)
:
3.88%, 03/17/28 .................. 347 376,452
Security
Par (000)
Par (000) Value
Panama (continued)
4.50%, 04/01/56 .................. USD 488 $ 529,724
906,176
Peru — 0.1%
Republic of Peru
(c)
:
4.13%, 08/25/27 .................. 231 255,370
3.55%, 03/10/51 .................. 356 353,063
608,433
Philippines — 0.1%
Republic of Philippines
(c)
:
3.00%, 02/01/28 .................. 516 550,696
3.20%, 07/06/46 .................. 329 323,690
874,386
Russia — 0.4%
Russian Federation:
7.65%, 04/10/30 .................. RUB 24,246 342,759
5.90%, 03/12/31 .................. 169,272 2,118,712
6.10%, 07/18/35 .................. 60,357 737,837
3,199,308
South Africa — 0.1%
Republic of South Africa, 7.00%
,
02/28/31 ... ZAR 9,541 533,058
Spain — 0.2%
Kingdom of Spain, 3.45%
,
07/30/66
(b)(g)
..... EUR 784 1,392,537
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
7.55%
,
03/28/30
(c)(g)
................ USD 200 121,975
Uruguay — 0.1%
Oriental Republic of Uruguay
(c)
:
4.38%, 10/27/27 .................. 179 205,159
5.10%, 06/18/50 .................. 234 297,462
502,621
Total Foreign Government Obligations — 5.9%
(Cost: $49,507,876) ............................... 50,110,599
Shares
Shares
Investment Companies — 14.4%
BlackRock Allocation Target Shares- BATS
Series A
(n)
....................... 12,205,903 122,791,386
Total Investment Companies — 14.4%
(Cost: $122,158,000) .............................. 122,791,386
Par (000)
Par (000)
Municipal Bonds — 0.6%
California - 0.3%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 290 513,059
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 173,033
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 500 708,310
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 815 941,301
Series 2009, GO, 7.55%, 04/01/39 ...... 65 109,413
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 25 34,850
2,479,966

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... USD 54 $ 81,256
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 775 903,565
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 30 31,708
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 167 272,990
New York - 0.0%
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 75 107,314
New York City Water & Sewer System:
Series 2010EE, RB, 6.01%, 06/15/42 .... 35 53,385
Series 2011CC, RB, 5.88%, 06/15/44 .... 55 84,182
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 60 80,188
Port Authority of New York & New Jersey:
Series 2010-165, RB, 5.65%, 11/01/40 ... 120 168,829
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 264,757
758,655
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 135 250,892
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 215 310,226
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 215 307,259
617,485
Total Municipal Bonds — 0.6%
(Cost: $4,850,218) ............................... 5,396,517
Non-Agency Mortgage-Backed Securities — 1.5%
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.44%, 06/25/35
(a)
... 116 98,467
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 51 48,779
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.09%,
02/25/36
(a)
.................... 18 17,184
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 54 37,515
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 9 6,223
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.82%,
11/25/46
(a)
.................... 62 54,145
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 0.77%, 10/25/46
(a)
.. 139 103,815
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46
(a)
... 9 8,423
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.55%, 11/25/36
(a)
.. 56 54,626
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 0.59%, 07/25/46
(a)
.. USD 74 $ 72,121
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 10 6,458
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47
(a)
... 18 16,628
American Home Mortgage Assets Trust
(a)
:
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.03%,
10/25/46 ..................... 51 41,484
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 0.30%, 10/25/46 .... 59 37,698
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.01%, 11/25/46 ..... 112 45,954
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 0.79%, 02/25/47 ..... 56 31,179
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.68%, 07/31/57 265 99,679
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.94%, 09/27/46 .... 105 105,442
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.69%, 04/27/47 .... 12 12,414
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 73 75,325
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 0.36%, 08/25/36 .... 25 24,933
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 03/25/37 .... 94 89,649
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 11 11,027
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.29%, 09/25/47 .... 41 41,187
Series 2007-AR4, Class 2A1, (LIBOR USD 1
Month + 0.21%), 0.30%, 06/25/37 .... 13 13,082
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 711 434,693
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.05%,
04/25/46
(a)
.................... 137 54,377
Series 2006-OA5, Class 3A1, (LIBOR USD 1
Month + 0.40%), 0.49%, 04/25/46
(a)
... 20 19,122
Series 2007-15, Class 2A2, 6.50%, 09/25/37 194 108,187
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37 47 42,182
Series 2008-2, Class 1A1, 6.50%, 06/25/38 69 61,479
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 153,574
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.44%,
11/25/35
(a)
...................... 43 8,231
CSMC Trust
(a)(b)
:
Series 2009-5R, Class 4A4, 2.97%,
06/25/36 ..................... —
(e)
1
Series 2014-11R, Class 16A1, 3.01%,
09/27/47 ..................... 9 9,362
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.26%, 08/25/47
(a)
.... 111 121,750

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
..... USD 9 $ 8,694
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.09%, 03/25/36
(a)
........... 19 19,018
GSMPS Mortgage Loan Trust
(a)(b)
:
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.44%, 01/25/35 .... 39 36,115
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.44%, 03/25/35 .... 45 42,511
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 0.44%, 01/25/36 ... 36 29,995
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 5 5,568
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 0.34%, 07/19/47
(a)
........... 113 105,081
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR19, Class 3A1, 2.97%,
09/25/37 ..................... 71 57,611
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 0.33%, 08/25/37 ... 107 100,437
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.24%,
12/25/37
(a)
...................... 20 21,259
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.52%, 08/25/37
(a)(b)
......... 19 10,179
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 0.51%, 04/25/37
(a)
.... 132 130,718
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.43%, 04/16/36
(a)(b)
......... 302 282,031
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 55 57,753
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.51%, 06/25/37
(a)
12 10,650
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)(d)
.. 100 98,330
RALI Trust, Series 2007-QH9, Class A1, 1.33%,
11/25/37
(a)
...................... 26 25,460
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.48%, 09/25/35
(a)(b)
.......... 4 3,493
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 4.27%, 05/25/57
(a)
.... 19 10,934
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.01%,
04/25/36
(a)
...................... 46 34,526
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36 .... 64 60,255
Series 2006-AR5, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/25/46 .... 43 38,828
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 49 50,500
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(f)
31 30,409
3,436,750
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.9%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
.......... USD 200 $ 202,170
280 Park Avenue Mortgage Trust
(a)(b)
:
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 1.62%, 09/15/34 .... 100 99,999
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 2.20%, 09/15/34 .... 150 149,621
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.11%, 12/13/29
(a)(b)
.............. 100 99,934
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.18%, 04/15/35
(a)(b)
................ 19 18,833
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.72%, 04/14/33 300 305,933
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.58%, 11/15/32 .... 100 87,226
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.08%, 11/15/32 .... 100 83,062
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.78%, 09/15/34 .... 650 645,785
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 01/25/36 .... 35 33,885
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.76%, 01/25/36 .... 26 25,051
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.63%, 04/25/36 .... 8 7,934
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 10/25/36 .... 13 13,010
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.39%, 10/25/36 .... 11 10,863
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 0.36%, 07/25/37 .... 23 21,847
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 09/25/37 .... 114 109,163
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.81%, 03/15/37
(a)(b)
................ 35 34,891
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 87 92,119
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.51%,
01/12/45
(a)
...................... 28 27,453
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(a)(b)
....... 148 157,288
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.33%, 07/15/35
(a)(b)
140 140,372
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 150 160,030
Series 2013-1515, Class C, 3.45%, 03/10/33 105 109,912
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.08%, 11/15/35
(a)(b)
.......... 371 372,305
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 60 63,070
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 110 111,816
Series 2017-GM, Class D, 3.54%, 06/13/39 200 209,825
Series 2017-GM, Class E, 3.54%, 06/13/39 50 50,660
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.83%, 12/15/37
(a)(b)
.......... 100 100,093

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... USD 30 $ 32,943
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,964
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
..................... 126 139,589
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.09%, 04/10/49
(a)
.. 20 21,446
Commercial Mortgage Trust
(a)
:
Series 2015-LC21, Class C, 4.48%,
07/10/48 ..................... 150 156,629
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 100 96,654
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 53,669
CSMC Trust
(b)
:
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.03%, 12/15/30
(a)
... 60 60,007
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 102,340
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(a)(b)
.......... 100 83,796
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 148,469
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34
(a)
... 210 213,971
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(a)
.................... 80 80,253
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 113,067
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 100 99,765
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 18,445
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 110,311
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 105,558
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(a)
.................... 100 101,100
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
..................... 100 98,449
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.76%,
03/15/50
(a)(b)
................... 100 101,458
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 10,921
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.38%, 06/15/45
(b)
.. 23 22,955
Series 2015-JP1, Class D, 4.39%, 01/15/49 50 48,522
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.34%,
03/25/37
(a)(b)
..................... 17 16,238
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.32%, 04/20/48
(a)(b)
... 14 14,424
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 15 14,612
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... 59 59,891
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... USD 100 $ 90,737
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.68%, 11/15/34
(a)(b)
.. 211 211,125
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
140 118,010
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, (LIBOR USD
1 Month + 2.35%), 2.43%, 06/15/35
(a)(b)
... 85 84,222
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
....... 190 171,241
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.05%, 04/14/36
(c)
... 16 16,039
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.50%, 04/14/36
(c)
... 40 39,955
USDC, Series 2018, Class E, 4.64%, 05/13/38
(a)
(b)
............................ 50 42,816
Velocity Commercial Capital Loan Trust
(a)
:
Series 2016-2, Class M4, 7.23%, 10/25/46 . 100 100,970
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47
(b)
... 98 99,131
Series 2017-2, Class M4, 5.00%, 11/25/47
(b)
50 49,056
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
................... 83 78,020
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 60 49,318
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.93%, 12/13/31
(a)(b)
.. 151 149,716
Series 2018-C44, Class A5, 4.21%, 05/15/51 770 876,992
7,857,944
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 132 36,452
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
...................... 15,000 324,450
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ....................... 1,000 32,172
BBCMS Trust, Series 2015-SRCH, Class XA,
1.10%, 08/10/35
(b)
................. 1,000 42,496
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 3,475 64,021
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.80%, 01/15/52 4,817 181,060
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.21%, 03/15/52 .... 1,040 68,361
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 .... 170 5,219
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 1,916 5,921
Series 2015-CR25, Class XA, 0.97%,
08/10/48 ..................... 189 5,172
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.22%, 11/15/50 ... 1,430 20,267
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.98%,
09/15/47 ..................... 1,108 22,106
Series 2014-C23, Class XA, 0.76%,
09/15/47 ..................... 1,028 15,729

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... USD 1,800 $ 59,094
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 29,169
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
:
Series 2014-C19, Class XF, 1.33%, 12/15/47 130 4,426
Series 2015-C26, Class XD, 1.46%,
10/15/48 ..................... 120 5,820
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.76%,
03/15/49
(b)
.................... 1,000 65,630
Series 2017-H1, Class XD, 2.32%,
06/15/50
(b)
.................... 110 11,036
Series 2019-L2, Class XA, 1.19%, 03/15/52 383 24,295
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 1,880 1,128
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(d)
.................... 376 376
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
...................... 1,000 51,350
1,039,298
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(k)
.... 114 38,174
Total Non-Agency Mortgage-Backed Securities — 1.5%
(Cost: $12,282,010) ............................... 12,408,618
Beneficial Interest
(000)
Other Interests — 0.0%
(o)
Capital Markets — 0.0%
(d)(i)(j)
Lehman Brothers Holdings, Capital Trust VII.. . 185 —
Lehman Brothers Holdings, Inc. .......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) .................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.4%
(a)(h)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 385 439,420
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 913 946,051
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 190 194,037
1,579,508
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.54% ....................... 200 201,016
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 180 188,665
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... USD 310 $ 336,350
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 455 469,333
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.71% ....................... 68 68,326
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 680 719,666
1,983,356
Total Capital Trusts — 0.4%
(Cost: $3,434,710) ............................... 3,562,864
U.S. Government Sponsored Agency Securities — 46.2%
(p)
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (LIBOR
USD 1 Month + 4.45%), 4.54%, 03/25/30
(a)
250 264,301
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K732, Class B,
4.20%, 05/25/25
(b)
............... 80 86,721
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ................ 41 44,666
131,387
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 329 9,066
Series 2013-191, 0.37%, 11/16/53 ...... 58 727
Series 2015-48, 0.61%, 02/16/50 ....... 98 2,769
Series 2015-173, 0.70%, 09/16/55 ...... 142 4,834
Series 2016-26, 0.76%, 02/16/58 ....... 292 11,228
Series 2016-110, 0.92%, 05/16/58 ...... 107 5,501
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 145 8,877
Series 2016-125, 0.82%, 12/16/57 ...... 151 7,129
50,131
Mortgage-Backed Securities — 46.2%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 376 394,982
3.00%, 09/01/27 - 12/01/46 ........... 1,131 1,213,297
3.50%, 02/01/31 - 01/01/48 ........... 2,324 2,532,293
4.00%, 08/01/40 - 12/01/45 ........... 181 200,130
4.50%, 02/01/39 - 04/01/49 ........... 3,396 3,773,810
5.00%, 10/01/41 - 11/01/48 ........... 146 163,451
5.50%, 02/01/35 - 06/01/41 ........... 121 141,182
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 11 12,433
6.00%, 07/01/39 .................. 103 117,908
Government National Mortgage Association:
2.00%, 10/15/51
(p)
................. 11,848 12,018,778
2.50%, 10/15/51
(p)
................. 11,520 11,892,150
3.00%, 02/15/45 - 04/20/51 ........... 14,626 15,300,090
3.00%, 12/20/50
(q)
................. 11,118 11,629,823
3.00%, 10/15/51
(p)
................. 13,830 14,448,848
3.50%, 01/15/42 - 11/20/46 ........... 5,286 5,627,642
3.50%, 10/15/51 - 11/15/51
(p)
.......... 4,728 4,972,343
4.00%, 04/20/39 - 12/20/47 ........... 1,361 1,467,165
4.00%, 10/15/51
(p)
................. 2,843 3,016,435

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 12/20/39 - 07/20/49 ........... USD 1,215 $ 1,317,695
5.00%, 12/15/38 - 07/20/44 ........... 100 114,367
5.00%, 10/15/51
(p)
................. 1,436 1,546,168
Uniform Mortgage-Backed Securities:
1.50%, 10/25/36 - 11/25/51
(p)
.......... 20,987 20,605,944
2.00%, 10/01/31 - 03/01/32 ........... 338 349,191
2.00%, 10/25/36 - 11/25/51
(p)
.......... 70,429 70,823,071
2.50%, 09/01/27 - 12/01/35 ........... 4,178 4,402,366
2.50%, 10/25/36 - 11/25/51
(p)
.......... 121,290 125,043,812
3.00%, 04/01/28 - 08/01/50 ........... 9,997 10,720,470
3.00%, 10/25/36 - 11/25/51
(p)
.......... 20,264 21,200,498
3.50%, 03/01/29 - 08/01/50 ........... 8,496 9,150,175
3.50%, 10/25/36 - 11/25/51
(p)
.......... 11,050 11,699,044
4.00%, 08/01/31 - 08/01/51 ........... 7,283 8,040,255
4.00%, 10/25/51
(p)
................. 4,886 5,234,797
4.50%, 02/01/25 - 09/01/49 ........... 10,057 11,166,039
5.00%, 02/01/35 - 05/01/49 ........... 1,102 1,234,717
5.00%, 10/25/51
(p)
................. 1,077 1,183,859
5.50%, 02/01/35 - 03/01/40 ........... 370 428,173
6.00%, 04/01/35 - 06/01/41 ........... 202 237,235
6.50%, 05/01/40 .................. 82 96,483
393,517,119
Total U.S. Government Sponsored Agency Securities — 46.2%
(Cost: $393,247,888) .............................. 393,962,938
U.S. Treasury Obligations — 15.8%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 529 725,970
4.50%, 08/15/39 .................. 146 205,056
4.38%, 11/15/39 .................. 146 202,324
4.63%, 02/15/40 .................. 432 617,473
1.13%, 05/15/40 - 08/15/40 ........... 3,866 3,334,198
3.88%, 08/15/40 .................. 432 566,460
1.38%, 11/15/40 .................. 1,933 1,736,377
1.75%, 08/15/41 .................. 1 860
3.13%, 02/15/43 .................. 528 629,166
2.88%, 05/15/43 - 05/15/49 ........... 1,941 2,253,112
3.63%, 08/15/43 .................. 528 677,717
3.75%, 11/15/43 .................. 528 690,772
2.50%, 02/15/45 .................. 4,920 5,313,216
2.75%, 11/15/47 .................. 4,920 5,589,966
3.00%, 02/15/48 .................. 5,263 6,258,036
2.25%, 08/15/49 .................. 1,937 2,007,822
2.38%, 11/15/49 - 05/15/51 ........... 1,905 2,027,586
2.00%, 02/15/50 .................. 217 213,186
1.63%, 11/15/50 .................. 13 11,679
U.S. Treasury Notes:
1.50%, 01/31/22 - 02/15/30 ........... 11,907 12,176,951
1.75%, 04/30/22 - 11/15/29 ........... 16,439 16,881,204
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,312,168
0.50%, 03/15/23 - 05/31/27 ........... 7,310 7,239,480
0.13%, 03/31/23 - 05/31/23 ........... 13,341 13,323,629
0.25%, 04/15/23 .................. 4,593 4,596,409
2.75%, 05/31/23 .................. 1,029 1,072,210
2.00%, 02/15/25 .................. 1,283 1,341,988
0.38%, 04/30/25 - 12/31/25 ........... 17,870 17,582,119
0.75%, 05/31/26 .................. 5,251 5,206,900
0.88%, 09/30/26 .................. 418 415,747
1.63%, 11/30/26 - 05/15/31 ........... 3,502 3,577,100
2.38%, 05/15/27 - 05/15/29 ........... 1,864 1,995,457
2.25%, 08/15/27
(r)
................. 3,746 3,981,442
1.25%, 03/31/28 - 08/15/31 ........... 6,446 6,437,746
2.88%, 08/15/28 .................. 309 341,336
3.13%, 11/15/28 .................. 1,164 1,307,772
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63%, 02/15/29 .................. USD 474 $ 516,808
1.13%, 02/15/31 .................. 870 842,677
Total U.S. Treasury Obligations — 15.8%
(Cost: $136,336,763) .............................. 135,210,119
Total Long-Term Investments — 119.6%
(Cost: $1,016,261,126) ............................ 1,019,827,975
Shares
Shares
Short-Term Securities — 14.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(n)(s)
.................. 123,422,943 123,422,943
Total Short-Term Securities — 14.5%
(Cost: $123,422,943) .............................. 123,422,943
Total Options Purchased — 0.0%
(Cost: $1,072,542) ............................... 708,072
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 134.1%
(Cost: $1,140,756,611 ) ............................ 1,143,958,990
Total Options Written — (0.0)%
(Premium Received — $47,913) ...................... (79,823)
Par (000)
Pa r (000)
TBA Sale Commitments — (8.1)%
(p)
Mortgage-Backed Securities — (8.1)%
Government National Mortgage Association:
3.00% ,  10/15/51 .................. 6,319 (6,601,877)
3.50% ,  10/15/51 .................. 1,487 (1,564,008)
4.00% ,  10/15/51 .................. 104 (110,364)
Uniform Mortgage-Backed Securities:
1.50% ,  10/25/51 .................. 7,445 (7,231,833)
2.00% ,  10/25/51 .................. 26,552 (26,623,566)
3.00% ,  10/25/51 - 11/25/51 ........... 14,947 (15,634,316)
3.50% ,  10/25/51 .................. 2,800 (2,962,585)
4.00% ,  10/25/51 .................. 218 (233,562)
4.50% ,  10/25/51 .................. 192 (207,646)
2.50% ,  11/25/51 .................. 7,685 (7,908,649)
Total TBA Sale Commitments — (8.1)%
(Proceeds: $69,416,332) ........................... (69,078,406)
Investments Sold Short — (0.1)%
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Bonds:
2.88%, 05/15/49 .................. 803 (939,384)
2.00%, 02/15/50 .................. 217 (213,186)
Total U.S. Treasury Obligations — (0.1)%
(Proceeds: $1,143,285) ............................
(1,152,570)
Total Investments Sold Short — (0.1)%
(Proceeds: $1,143,285) ............................ (1,152,570)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 125.9%
(Cost: $1,070,149,081 ) ............................ 1,073,648,191
Liabilities in Excess of Other Assets — (25.9)% ............ (220,790,047)
Net Assets — 100.0% ............................... $ 852,858,144

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Rounds to less than 1,000.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Zero-coupon bond.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Represents or includes a TBA transaction.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 38,187,472 $ 85,235,471 $ — $ — $ — $ 123,422,943 123,422,943 $ 9,013 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 67,937,601 54,422,001 — — 431,784 122,791,386 12,205,903 1,807,676 —
$ — $ 431,784 $ 246,214,329 $ 1,816,689 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 11 12/08/21 $ 1,936 $ (5,744)
U.S. Treasury Long Bond .................................................... 197 12/21/21 31,422 (549,763)
U.S. Treasury Ultra Bond .................................................... 159 12/21/21 30,458 (625,842)
Long Gilt ............................................................... 5 12/29/21 843 2,043
U.S. Treasury 2 Year Note .................................................... 195 12/31/21 42,915 (22,056)
U.S. Treasury 5 Year Note .................................................... 147 12/31/21 18,051 15,815
90-day Eurodollar ......................................................... 272 12/19/22 67,663 11,032
(1,174,515)
Short Contracts
Euro-Bund .............................................................. 17 12/08/21 3,344 2,808
Euro- Buxl ............................................................... 31 12/08/21 7,302 207,231
Euro-OAT ............................................................... 27 12/08/21 5,190 50,494
U.S. Treasury 10 Year Note ................................................... 133 12/21/21 17,519 146,539
U.S. Treasury 10 Year Ultra Note ............................................... 139 12/21/21 20,218 126,773
90-day Eurodollar ......................................................... 352 03/18/24 86,878 (447)
533,398
$ (641,117)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 216,000 PLN 981,168 BNP Paribas SA 10/04/21 $ 3,508
USD 86,000 BRL 450,849 BNP Paribas SA 10/04/21 3,211
USD 85,000 BRL 440,164 Citibank NA 10/04/21 4,173
USD 170,000 BRL 877,286 JPMorgan Chase Bank NA 10/04/21 8,904
CAD 162,241 USD 128,000 JPMorgan Chase Bank NA 10/08/21 91
KZT 21,442,512 USD 49,090 Citibank NA 10/08/21 1,211
USD 128,000 CAD 161,271 JPMorgan Chase Bank NA 10/08/21 675
USD 62,821 AUD 86,000 HSBC Bank plc 10/12/21 645
USD 38,560 TRY 329,966 BNP Paribas SA 10/12/21 1,606
USD 219,440 TRY 1,886,760 Citibank NA 10/12/21 8,134
EUR 129,000 NOK 1,305,311 Deutsche Bank AG 10/20/21 173
KRW 203,802,800 USD 172,000 Citibank NA 10/20/21 40
NOK 1,311,655 EUR 129,000 JPMorgan Chase Bank NA 10/20/21 552
USD 172,000 KRW 203,106,200 Citibank NA 10/20/21 548
USD 301,000 MXN 6,094,836 Goldman Sachs International 10/20/21 6,498
USD 214,000 MXN 4,317,814 HSBC Bank plc 10/20/21 5,364
USD 214,000 ZAR 3,203,473 Bank of America NA 10/20/21 1,745
USD 300,534 EUR 256,000 JPMorgan Chase Bank NA 10/21/21 3,897
USD 211,492 MXN 4,251,000 Barclays Bank plc 10/29/21 6,343
USD 291,535 MXN 5,896,000 Citibank NA 10/29/21 7,000
USD 216,396 MXN 4,430,109 Credit Agricole Corporate & Investment Bank SA 10/29/21 2,603
PLN 1,019,622 EUR 220,000 Bank of America NA 11/02/21 1,372
USD 128,000 CLP 104,038,400 UBS AG 11/02/21 68
USD 104,110 MXN 2,119,190 Goldman Sachs International 11/24/21 2,239
EUR 740,000 GBP 633,503 BNP Paribas SA 12/15/21 4,831
EUR 4,965,000 GBP 4,265,375 Citibank NA 12/15/21 12,319
EUR 615,000 GBP 528,370 Deutsche Bank AG 12/15/21 1,485
EUR 720,000 GBP 615,829 Goldman Sachs International 12/15/21 5,445
EUR 1,340,000 GBP 1,149,638 JPMorgan Chase Bank NA 12/15/21 5,401
GBP 630,040 EUR 730,000 Barclays Bank plc 12/15/21 2,103
GBP 492,605 EUR 570,000 Deutsche Bank AG 12/15/21 2,526
USD 150,139 CAD 189,000 Bank of America NA 12/15/21 923
USD 857,797 EUR 730,000 Bank of America NA 12/15/21 10,879

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,105,379 EUR 5,998,500 BNP Paribas SA 12/15/21 $ 146,153
USD 2,565,155 EUR 2,190,000 Goldman Sachs International 12/15/21 24,402
USD 7,110,514 EUR 5,998,500 HSBC Bank plc 12/15/21 151,288
USD 2,777,857 EUR 2,353,000 Morgan Stanley & Co. International plc 12/15/21 47,998
486,353
BRL 895,123 USD 170,000 Citibank NA 10/04/21 (5,629)
BRL 442,501 USD 85,000 Morgan Stanley & Co. International plc 10/04/21 (3,744)
PLN 979,288 EUR 216,000 Barclays Bank plc 10/04/21 (3,982)
USD 85,000 BRL 465,890 JPMorgan Chase Bank NA 10/04/21 (551)
AUD 86,000 USD 62,244 JPMorgan Chase Bank NA 10/12/21 (69)
TRY 921,144 USD 105,544 Citibank NA 10/12/21 (2,382)
TRY 580,306 USD 66,456 UBS AG 10/12/21 (1,466)
ZAR 1,807,372 USD 128,000 Bank of America NA 10/14/21 (8,150)
EUR 220,000 USD 255,626 JPMorgan Chase Bank NA 10/20/21 (708)
MXN 2,545,175 USD 126,000 Bank of Montreal 10/20/21 (3,018)
MXN 5,182,575 USD 257,000 Goldman Sachs International 10/20/21 (6,578)
MXN 3,432,398 USD 172,000 UBS AG 10/20/21 (6,148)
RUB 12,523,320 USD 172,000 Deutsche Bank AG 10/20/21 (386)
RUB 12,551,100 USD 172,000 JPMorgan Chase Bank NA 10/20/21 (6)
USD 256,000 MXN 5,298,380 HSBC Bank plc 10/20/21 (16)
USD 344,000 RUB 25,204,880 Citibank NA 10/20/21 (1,394)
USD 172,000 RUB 12,648,020 UBS AG 10/20/21 (1,322)
EUR 146,000 USD 171,448 Barclays Bank plc 10/21/21 (2,272)
EUR 110,000 USD 129,062 Goldman Sachs International 10/21/21 (1,601)
USD 116,474 RUB 8,652,127 Credit Suisse International 10/26/21 (1,992)
USD 957,334 RUB 71,092,037 HSBC Bank plc 10/26/21 (16,063)
USD 167,975 RUB 12,558,155 JPMorgan Chase Bank NA 10/26/21 (3,972)
USD 1,775,783 RUB 132,264,367 Morgan Stanley & Co. International plc 10/26/21 (35,195)
IDR 11,164,594,261 USD 780,938 Deutsche Bank AG 10/29/21 (3,547)
MXN 6,117,684 USD 305,919 BNP Paribas SA 10/29/21 (10,686)
MXN 8,615,825 USD 430,974 Deutsche Bank AG 10/29/21 (15,183)
USD 128,000 COP 493,248,000 Citibank NA 10/29/21 (1,297)
USD 707,551 IDR 10,340,263,942 Deutsche Bank AG 10/29/21 (12,441)
MXN 4,111,348 USD 199,978 Citibank NA 11/01/21 (1,652)
MXN 1,987,366 USD 96,588 Goldman Sachs International 11/01/21 (720)
MXN 2,698,906 USD 131,434 Morgan Stanley & Co. International plc 11/01/21 (1,242)
BRL 694,379 USD 128,000 BNP Paribas SA 11/03/21 (1,093)
USD 259,798 IDR 3,770,183,060 Citibank NA 11/17/21 (2,132)
USD 726,159 CNY 4,715,000 BNP Paribas SA 11/24/21 (2,066)
USD 4,116,371 CNY 26,937,530 Citibank NA 11/24/21 (44,093)
USD 543,743 ZAR 8,331,537 Credit Agricole Corporate & Investment Bank SA 11/24/21 (5,547)
USD 86,000 TRY 791,845 Citibank NA 11/29/21 (453)
USD 109,031 RUB 8,084,638 Citibank NA 12/02/21 (958)
USD 140,722 RUB 10,406,800 HSBC Bank plc 12/02/21 (860)
EUR 600,000 GBP 516,738 BNP Paribas SA 12/15/21 (242)
EUR 730,000 USD 856,541 Barclays Bank plc 12/15/21 (9,623)
EUR 3,280,000 USD 3,843,419 Goldman Sachs International 12/15/21 (38,092)
GBP 2,487,118 EUR 2,910,000 Bank of America NA 12/15/21 (24,510)
GBP 2,823,338 EUR 3,300,000 BNP Paribas SA 12/15/21 (23,893)
GBP 643,962 EUR 750,000 Deutsche Bank AG 12/15/21 (2,339)
GBP 619,265 EUR 720,000 Goldman Sachs International 12/15/21 (815)
USD 16,470,463 CNY 106,913,070 Barclays Bank plc 12/15/21 (14,144)
(324,272)
$ 162,081

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 183 $ 32,828
Put
USD Currency ............... Up and In Standard Chartered Bank 10/25/21 KRW 1,165.00 KRW 1,185.00 USD 596 1,005
USD Currency ............... Down and Out Bank of America NA 10/27/21 COP 3,830.00 COP 3,705.00 USD 676 3,368
4,373
$ 37,201
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2021 Futures .......... 3,019 12/10/21 USD 99.38 USD 754,750 $ 169,819
90-day Eurodollar March 2022 Futures ............. 345 03/11/22 USD 98.75 USD 86,250 174,656
$ 344,475
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Morgan Stanley & Co. International plc 10/06/21 USD 0.73 AUD 344 $ 286
USD Currency ........................... JPMorgan Chase Bank NA 10/08/21 ZAR 14.40 USD 256 11,513
USD Currency ........................... UBS AG 10/18/21 MXN 20.10 USD 514 15,260
USD Currency ........................... Deutsche Bank AG 10/19/21 ZAR 14.95 USD 258 5,034
USD Currency ........................... Goldman Sachs International 10/20/21 MXN 20.30 USD 515 11,400
USD Currency ........................... Citibank NA 10/28/21 MXN 20.60 USD 514 —
USD Currency ........................... Barclays Bank plc 11/04/21 CLP 785.00 USD 342 13,377
AUD Currency ........................... Goldman Sachs International 11/10/21 USD 0.74 AUD 5,692 17,544
EUR Currency ........................... BNP Paribas SA 11/10/21 USD 1.18 EUR 5,492 9,751
GBP Currency ........................... UBS AG 11/10/21 USD 1.37 GBP 3,295 18,984
AUD Currency ........................... Citibank NA 11/12/21 USD 0.74 AUD 5,692 18,312
EUR Currency ........................... Standard Chartered Bank 11/12/21 USD 1.18 EUR 5,492 13,359
GBP Currency ........................... Standard Chartered Bank 11/12/21 USD 1.37 GBP 3,295 18,824
USD Currency ........................... UBS AG 11/12/21 ZAR 14.30 USD 214 12,620
EUR Currency ........................... BNP Paribas SA 11/18/21 PLN 4.65 EUR 586 3,605
USD Currency ........................... HSBC Bank plc 11/29/21 MXN 20.80 USD 685 12,485
EUR Currency ........................... Deutsche Bank AG 12/13/21 PLN 4.56 EUR 582 11,404
193,758
Put
EUR Currency ........................... Morgan Stanley & Co. International plc 10/08/21 USD 1.18 EUR 574 12,360
USD Currency ........................... Bank of America NA 10/08/21 TRY 8.70 USD 169 149
USD Currency ........................... BNP Paribas SA 10/29/21 IDR 14,300.00 USD 213 986
USD Currency ........................... Royal Bank of Canada 11/10/21 CAD 1.25 USD 4,993 21,725
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/21 CAD 1.25 USD 4,993 17,071
USD Currency ........................... BNP Paribas SA 11/15/21 KRW 1,160.00 USD 300 753
USD Currency ........................... Citibank NA 11/15/21 RUB 73.00 USD 686 8,234
EUR Currency ........................... Citibank NA 11/19/21 GBP 0.85 EUR 7,300 32,879
EUR Currency ........................... Citibank NA 11/26/21 GBP 0.85 EUR 7,280 36,795
130,952
$ 324,710

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 17,965 $ 1,686
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar March 2022 Futures .............. 345 03/11/22 USD 98.25 USD 86,250 $ (49,594)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Deutsche Bank AG 10/13/21 PLN 4.58 EUR 290 $ (2,785)
USD Currency ............................. Citibank NA 10/15/21 RUB 74.00 USD 258 (751)
USD Currency ............................. Bank of America NA 10/19/21 ZAR 14.95 USD 258 (5,034)
USD Currency ............................. Barclays Bank plc 11/04/21 CLP 820.00 USD 426 (5,868)
USD Currency ............................. UBS AG 11/12/21 ZAR 15.00 USD 300 (7,879)
USD Currency ............................. HSBC Bank plc 11/29/21 MXN 21.50 USD 685 (5,665)
–
(27,982)
–
Put
USD Currency ............................. HSBC Bank plc 11/29/21 MXN 20.00 USD 685 (2,247)
–
$ (30,229)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 418 $ (10,110) $ (9,876) $ (234)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 3,280 (456,031) (471,208) 15,177
ITRAXX.EUR.MAIN.36.V1 .............. 1.00 Quarterly 12/20/26 EUR 3,580 (109,985) (112,208) 2,223
$ (576,126) $ (593,292) $ 17,166
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 2,575 $ 3,266 $ — $ 3,266
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 6,008 5,662 — 5,662
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 1,497 3,635 — 3,635
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 41,974 (17,083) — (17,083)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 4,775 3,712 — 3,712
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 1,863 (3,352) — (3,352)
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 27,963 (20,493) — (20,493)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 1,668 (1,189) — (1,189)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.62% At Termination 1 day SONIA At Termination 08/27/24
(a)
08/27/25 GBP 12,570 $ 48,315 $ 191 $ 48,124
0.57% At Termination 1 day SONIA At Termination 09/02/24
(a)
09/02/25 GBP 12,590 56,626 (13) 56,639
0.66% At Termination 1 day SONIA At Termination 09/09/24
(a)
09/09/25 GBP 12,800 43,640 (184) 43,824
0.63% At Termination 1 day SONIA At Termination 09/09/24
(a)
09/09/25 GBP 12,360 46,597 708 45,889
0.86% At Termination 1 day SONIA At Termination 09/23/24
(a)
09/23/25 GBP 14,250 11,609 — 11,609
1 day ESTR At Termination (0.24)% At Termination 10/01/24
(a)
10/01/25 EUR 28,810 (1,051) — (1,051)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (11,554) — (11,554)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 4,989 10,071 — 10,071
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 2,947 18,369 — 18,369
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (21,115) — (21,115)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 313 (1,798) — (1,798)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 06/01/31 USD 63 (687) — (687)
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 11,674 (14,394) — (14,394)
$ 158,786 $ 702 $ 158,084
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 6,637 $ (266,840) $ — $ (266,840)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 3,480 (69,388) — (69,388)
1 month USCPI At Termination 2.53% At Termination 08/11/31 USD 3,708 (58,807) — (58,807)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 210 (44,638) — (44,638)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 470 (99,709) — (99,709)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 01/15/41 GBP 48 (12,381) — (12,381)
UK Retail Price Index All
Items Monthly At Termination 3.79% At Termination 09/15/41 GBP 338 (1,885) — (1,885)
UK Retail Price Index All
Items Monthly At Termination 3.89% At Termination 09/15/41 GBP 169 6,098 — 6,098
$ (547,550) $ — $ (547,550)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/26 USD 500 $ 25,406 $ 23,023 $ 2,383
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 781 39,666 35,945 3,721
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 391 13,194 9,157 4,037
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 838 28,278 19,625 8,653
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 1,092 (10,453) (12,538) 2,085
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 513 27,599 27,014 585
Republic of South Africa ..... 1.00 Quarterly Citibank NA 12/20/26 USD 458 24,626 23,996 630
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 1,837 98,784 89,350 9,434
Republic of the Philippines ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 754 (18,493) (20,150) 1,657
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 732 378 (1,326) 1,704

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 5,112 $ 2,641 $ (9,263) $ 11,904
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 (1,405) 1,840 (3,245)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 (1,124) 1,491 (2,615)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 (937) 1,226 (2,163)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 (843) 1,104 (1,947)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 (2,154) 3,038 (5,192)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 615 427 188
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 66 (169) (10) (159)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 156 (397) (119) (278)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 30 8,526 2,665 5,861
$ – $ – $ –
$ 233,738 $ 196,495 $ 37,243
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 16 $ (1,082) $ (1,686) $ 604
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 60 (4,059) (6,326) 2,267
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 NR USD — — (4) 4
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 29 (2,229) (3,226) 997
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 120 (214) (4,796) 4,582
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 60 (107) (2,444) 2,337
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 10 (871) (791) (80)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 30 (8,525) (2,202) (6,323)
$ (17,087) $ (21,475) $ 4,388
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 29,969 $ — $ 29,969
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (31,953) — (31,953)
$ (1,984) $ — $ (1,984)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 12/20/21 USD 1,888 $ (9,728) $ (495) $ (9,233)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 day ESTR ......................................... Euro Short-Term Rate (1.22)
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 23,299,709 $ 538,560 $ 23,838,269
Corporate Bonds:
Aerospace & Defense .................................... — 12,305,017 — 12,305,017
Air Freight & Logistics .................................... — 1,692,119 — 1,692,119
Airlines .............................................. — 3,966,124 — 3,966,124
Auto Components ...................................... — 123,896 — 123,896
Automobiles .......................................... — 2,226,720 — 2,226,720
Banks ............................................... — 41,675,214 — 41,675,214
Beverages ........................................... — 5,211,350 — 5,211,350
Biotechnology ......................................... — 5,718,115 — 5,718,115
Building Products ....................................... — 1,158,173 — 1,158,173
Capital Markets ........................................ — 23,920,044 — 23,920,044
Chemicals ............................................ — 3,560,166 — 3,560,166
Commercial Services & Supplies ............................. — 1,998,626 — 1,998,626
Communications Equipment ................................ — 1,819,243 — 1,819,243
Construction & Engineering ................................ — 270,997 — 270,997
Consumer Finance ...................................... — 2,955,819 — 2,955,819
Containers & Packaging .................................. — 393,749 — 393,749
Distributors ........................................... — 61,275 — 61,275
Diversified Financial Services ............................... — 2,871,689 — 2,871,689
Diversified Telecommunication Services ........................ — 13,378,197 — 13,378,197
Electric Utilities ........................................ — 19,871,783 — 19,871,783
Electronic Equipment, Instruments & Components ................. — 89,960 — 89,960
Energy Equipment & Services .............................. — 182,160 — 182,160
Entertainment ......................................... — 1,319,605 — 1,319,605
Equity Real Estate Investment Trusts (REITs) .................... — 7,824,806 664,210 8,489,016
Food & Staples Retailing .................................. — 1,033,625 — 1,033,625

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Food Products ......................................... $ — $ 1,074,297 $ — $ 1,074,297
Gas Utilities ........................................... — 912,146 — 912,146
Health Care Equipment & Supplies ........................... — 1,198,981 — 1,198,981
Health Care Providers & Services ............................ — 10,258,437 — 10,258,437
Hotels, Restaurants & Leisure .............................. — 3,138,904 — 3,138,904
Household Durables ..................................... — 148,388 — 148,388
Independent Power and Renewable Electricity Producers ............ — 47,197 — 47,197
Industrial Conglomerates .................................. — 496,380 — 496,380
Insurance ............................................ — 2,861,589 — 2,861,589
Interactive Media & Services ............................... — 188,850 — 188,850
Internet & Direct Marketing Retail ............................ — 1,103,884 — 1,103,884
IT Services ........................................... — 5,931,767 — 5,931,767
Life Sciences Tools & Services .............................. — 1,170,326 — 1,170,326
Machinery ............................................ — 1,261,473 — 1,261,473
Media ............................................... — 8,377,889 — 8,377,889
Metals & Mining ........................................ — 3,404,634 — 3,404,634
Multiline Retail ......................................... — 2,340 — 2,340
Multi-Utilities .......................................... — 1,117,822 — 1,117,822
Oil, Gas & Consumable Fuels ............................... — 19,315,319 — 19,315,319
Paper & Forest Products .................................. — 665,844 — 665,844
Pharmaceuticals ....................................... — 3,361,794 — 3,361,794
Real Estate Management & Development ....................... — 4,333,572 — 4,333,572
Road & Rail ........................................... — 5,629,090 — 5,629,090
Semiconductors & Semiconductor Equipment .................... — 9,500,489 — 9,500,489
Software ............................................. — 7,743,126 — 7,743,126
Specialty Retail ........................................ — 2,744,288 — 2,744,288
Technology Hardware, Storage & Peripherals .................... — 2,799,723 — 2,799,723
Textiles, Apparel & Luxury Goods ............................ — 128,187 — 128,187
Thrifts & Mortgage Finance ................................ — 586,069 — 586,069
Tobacco ............................................. — 4,602,380 — 4,602,380
Trading Companies & Distributors ............................ — 820,005 — 820,005
Wireless Telecommunication Services ......................... — 3,858,705 — 3,858,705
Floating Rate Loan Interests:
Air Freight & Logistics .................................... — 267,948 — 267,948
Building Products ....................................... — 67,619 — 67,619
Chemicals ............................................ — — 201,251 201,251
Construction Materials .................................... — 227,746 — 227,746
Consumer Finance ...................................... — — 19,656 19,656
Diversified Consumer Services .............................. — — 148,914 148,914
Diversified Financial Services ............................... — 268,741 — 268,741
Health Care Equipment & Supplies ........................... — 385,155 — 385,155
Health Care Providers & Services ............................ — 44,370 — 44,370
Hotels, Restaurants & Leisure .............................. — 1,202,296 52,000 1,254,296
Household Durables ..................................... — 78,358 — 78,358
Industrial Conglomerates .................................. — — 30,000 30,000
Machinery ............................................ — 11,997 — 11,997
Media ............................................... — 195,142 — 195,142
Oil, Gas & Consumable Fuels ............................... — 457,556 — 457,556
Pharmaceuticals ....................................... — 277,621 — 277,621
Road & Rail ........................................... — 165,368 — 165,368
Software ............................................. — 156,607 — 156,607
Specialty Retail ........................................ — 137,827 — 137,827
Thrifts & Mortgage Finance ................................ — — 534,697 534,697
Foreign Agency Obligations ................................. — 2,539,219 — 2,539,219
Foreign Government Obligations .............................. — 50,110,599 — 50,110,599
Municipal Bonds ......................................... — 5,396,517 — 5,396,517
Non-Agency Mortgage-Backed Securities ........................ — 12,309,912 98,706 12,408,618
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 3,562,864 — 3,562,864
U.S. Government Sponsored Agency Securities .................... — 393,962,938 — 393,962,938
U.S. Treasury Obligations ................................... — 135,210,119 — 135,210,119
Short-Term Securities ....................................... 123,422,943 — — 123,422,943
Options Purchased:
Foreign currency exchange contracts ........................... — 361,911 — 361,911
Interest rate contracts ...................................... 344,475 1,686 — 346,161

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Liabilities:
Investments:
TBA Sale Commitments .................................... $ — $ (69,078,406) $ — $ (69,078,406)
Investments Sold Short .................................... — (1,152,570) — (1,152,570)
$ 123,767,418 $ 824,881,216 $ 2,287,994 $ 950,936,628
Investments Valued at NAV
(a)
...................................... 122,791,386
$ —
$ 1,073,728,014
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 81,033 $ — $ 81,033
Foreign currency exchange contracts ............................ — 486,353 — 486,353
Interest rate contracts ....................................... 562,735 280,769 — 843,504
Other contracts ........................................... — 6,098 — 6,098
Liabilities:
Credit contracts ........................................... — (22,236) — (22,236)
Foreign currency exchange contracts ............................ — (354,501) — (354,501)
Interest rate contracts ....................................... (1,253,446) (133,902) — (1,387,348)
Other contracts ........................................... — (553,648) — (553,648)
$ (690,711) $ (210,034) $ — $ (900,745)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.